UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21293
                                                     ---------------------

                  Nuveen Preferred and Convertible Income Fund
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: July 31, 2003
                                           ------------------

                  Date of reporting period:   July 31, 2003
                                            -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                   Nuveen
                               Closed-End
                          Exchange-Traded
                                    Funds

              ANNUAL REPORT July 31, 2003

NUVEEN
PREFERRED AND
CONVERTIBLE
INCOME FUNDS

JPC
JQC

Photo of: boy in wheat field
Photo of: seaside cabin

                      HIGH CURRENT INCOME
                      FROM A PORTFOLIO OF
                            PREFERRED AND
                   CONVERTIBLE SECURITIES

Logo: NUVEEN Investments

FASTER INFORMATION
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       NUVEEN FUND REPORT
           ELECTRONICALLY

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--------------------------------------------------------------------------------
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No, your e-mail address is strictly confidential and will not be used for
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WHAT IF I CHANGE MY MIND AND WANT TO RECEIVE INVESTOR MATERIALS THROUGH REGULAR
MAIL DELIVERY AGAIN?

If you decide you do not like receiving your reports electronically, it's a simple process to go back to regular mail delivery.
--------------------------------------------------------------------------------


IF YOUR NUVEEN FUND DIVIDENDS AND STATEMENTS

COME FROM YOUR FINANCIAL ADVISOR OR BROKERAGE ACCOUNT,

FOLLOW THE STEPS OUTLINED BELOW:

1    Go to WWW.INVESTORDELIVERY.COM

2 Refer to the address sheet that accompanied this report. Enter the personal 13-CHARACTER ENROLLMENT NUMBER imprinted near your name.

3 You'll be taken to a page with several options. Select the NEW ENROLLMENT-CREATE screen. Once there, enter your e-mail address (e.g. yourID@providerID.com), and a personal, 4-digit PIN number of your choice. (Pick a number that's easy to remember.)

4    Click Submit. Confirm the information you just entered is correct, then
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6    Use this same process if you need to change your registration information or cancel internet viewing.

IF YOUR NUVEEN FUND DIVIDENDS AND STATEMENTS

COME DIRECTLY TO YOU FROM NUVEEN, FOLLOW THE STEPS OUTLINED BELOW:

1    Go to WWW.NUVEEN.COM

2 Select ACCESS YOUR ACCOUNT. Select the E-REPORT ENROLLMENT section. Click on Enrollment Today.

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     e-mail address. Fill in this information, then click Enroll.

4 You should get a confirmation e-mail within 24 hours. If you do not, go back through these steps to make sure all the information is correct.

5 Use this same process if you need to change your registration information or cancel internet viewing.


Logo: NUVEEN Investments

Photo of: TIMOTHY R. SCHWERTFEGER
CHAIRMAN OF THE BOARD



SIDEBAR TEXT: "WE REMAIN CONVINCED THAT MAINTAINING A WELL-BALANCED PORTFOLIO
....... IS AN IMPORTANT WAY TO HELP YOU REDUCE OVERALL INVESTMENT RISK."


Dear SHAREHOLDER

On behalf of all of us at Nuveen Investments, I'd like to use this first report of the Nuveen Preferred and Convertible Income Funds to welcome you to the growing family of Nuveen investors. For more than 100 years, Nuveen has specialized in offering quality investments to those seeking to accumulate and preserve wealth. Our mission continues to be to assist you and your financial advisor by offering the investment services and products that can help you meet your financial objectives. We thank you for choosing Nuveen Investments as a partner as you work toward that goal.

Because your Fund's fiscal year ends on July 31, this "annual" report really covers only about four months of operations for JPC and about one month for JQC. However, we believe both Funds are off to good starts, and are already well positioned to meet their objectives of high current income and total return potential. For more details, I encourage you to read the portfolio managers' interview that immediately follows this letter.

While the oldest of these two Funds was barely more than four months old as of July 31, 2003, both already have experienced a good deal of market price volatility. We know that the ups and downs that come with this volatility may lead some investors to consider increasing or decreasing their investments in their Fund. While we encourage you to take a strong interest in the performance of your investment portfolio, I urge you to first discuss any investment changes with your financial advisor before you act. We remain convinced that maintaining a well-balanced portfolio, structured and monitored with the help of an investment professional, is an important way to help you reduce overall investment risk and position yourself to achieve your long-term financial goals. In this context, the preferred and convertible securities in your Nuveen Fund can be important building blocks in a portfolio crafted to perform well through a variety of market conditions.

I also urge you to consider receiving future Fund reports and other information electronically via the Internet and e-mail rather than in hard copy. Not only will you be able to receive the information faster, but this also may help lower Fund expenses. Sign up is quick and easy -- see the inside front cover of this report for detailed instructions.

Again, thank you for the confidence you have shown in Nuveen Investments. We look forward to reporting on the performance of your Fund in the months and years ahead.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

September 15, 2003

NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS (JPC, JQC)

Managers' PERSPECTIVE

The Nuveen Preferred and Convertible Income Funds are managed by Nuveen Institutional Advisory Corp. (NIAC), and sub-advised by a team of specialists from Spectrum Asset Management, Inc., Froley, Revy Investment Co., Inc., and NIAC. Spectrum, an affiliate of Principal CapitalSM, manages the preferred securities portions of the Funds' portfolios. Froley, Revy, one of the oldest firms specializing in convertible securities, manages that portion of both Fund's portfolios, while NIAC manages the high yield and other debt instruments in both Funds. Here representatives from Spectrum, Froley, Revy and NIAC talk about general economic conditions and their management strategy for the period ended July 31, 2003.



WHAT WERE THE GENERAL MARKET CONDITIONS BETWEEN MARCH 2003 (THE INCEPTION OF
JPC) AND JULY 31, 2003?
The first months of this period were characterized generally by a steady rise in price and fall in yield for most fixed income investments. This pattern reversed itself dramatically in July 2003, with price declines and yield increases that more than offset the gains of the previous three months.

This can be seen easily in the history of ten-year U.S. Treasury bonds. At the end of March 2003, when JPC began investing its initial assets, the ten-year U.S. Treasury was yielding 3.80%. By the end of June, when JQC began investing its assets, these bonds had continued to rally, pushing their yield to 3.52%. As of July 31, 2003, the ten-year Treasury yield had climbed almost 100 basis points to 4.40%.

These market conditions affected each of the Funds' three asset classes differently. Preferred securities generally performed well when compared with many other types of fixed-income investments from March through July 2003. However, this asset class still suffered across the board price declines. Convertible securities performed much better. During the April - July 2003 time frame, convertible securities generally advanced, with the Merrill Lynch All Convertible Index up 10.95% over those four months. The Merrill Lynch High-Yield Master Index returned 5.62% for the month of April 2003, 1.08% during May and 2.73% in June. However, the Index dropped -1.43% in July.

Generally, there was adequate supply of securities in all three asset classes over this period to facilitate the investing of both Funds' assets.

HOW HAVE YOU BEEN INVESTING THE ASSETS OF BOTH FUNDS?
For JPC, finding attractive yields among the high quality preferred securities we favor was the primary challenge as bonds rallied through much of the spring. A heavy new issuer calendar for preferred securities created some opportunities in both the primary and secondary markets and Spectrum was able to invest in a timely manner. The focus of the convertible securities portion of the Funds, managed by Froley, Revy, was on balancing income opportunities with the potential for capital appreciation, while maintaining a roughly 50% weight (for this portion of the portfolio) in investment grade securities. For the high yield portion of the portfolio, NIAC focused on credits with strong fundamental business models, diversified revenue streams and limited earnings volatility. Industry and credit diversification were a key focus, with investments coming from sectors such as gaming/lodging, home-building, retail, media and food.

As of July 31, 2003, JQC was only about one month old. All three sub-advisers were still in the process of investing their initial allocations as of the end of the reporting period. The back-up in the fixed-income markets during July 2003 was providing some attractive yield opportunities for preferred and high yield securities, while the building consensus around improved equity market prospects was creating some opportunities for convertible securities investing.

WHAT WILL BE YOUR STRATEGY FOR THE FUNDS GOING FORWARD?
In an uncertain environment, we will continue to invest the Funds' assets in ways that we think will enhance their ability to provide attractive income and total returns. We plan to retain our research-oriented approach toward finding securities within each of the Funds' asset classes, and we will continue to seek opportunities to enhance the diversification of each Fund's portfolio.

NUVEEN PREFERRED AND CONVERTIBLE INCOME FUND

Performance
  OVERVIEW As of July 31, 2003


JPC


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $14.57
--------------------------------------------------
Common Share Net Asset Value                $14.12
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                    $1,412,983
--------------------------------------------------

                                        % OF TOTAL
TOP 5 ISSUERS                          INVESTMENTS
--------------------------------------------------
Wachovia Corporation                          2.8%
--------------------------------------------------
General Motors Corporation                    2.3%
--------------------------------------------------
Citigroup                                     2.1%
--------------------------------------------------
PartnerRe Limited                             1.9%
--------------------------------------------------
Morgan Stanley                                1.9%
--------------------------------------------------

CUMULATIVE TOTAL RETURN
(INCEPTION DATE 3/26/03)
--------------------------------------------------
                              Market           NAV
--------------------------------------------------
Since Inception               -0.89%         0.58%
--------------------------------------------------


Bar Chart:
2003 MONTHLY DIVIDENDS PER SHARE
May                                 0.1005
Jun                                 0.1005
Jul                                 0.1005


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
3/28/03                             15.03
                                    15.09
                                    15.28
                                    15.4
                                    15.14
                                    15.15
                                    15.3
                                    15.32
                                    15.43
                                    15.45
                                    15.37
                                    15.4
                                    15.49
                                    15.4
                                    15.04
                                    15.04
7/31/03                             14.57

NUVEEN PREFERRED AND CONVERTIBLE INCOME FUND  2


Performance
  OVERVIEW As of July 31, 2003


JQC

PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $14.69
--------------------------------------------------
Common Share Net Asset Value                $13.83
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                    $1,950,622
--------------------------------------------------

                                        % OF TOTAL
TOP 5 ISSUERS1                         INVESTMENTS
--------------------------------------------------
Citigroup                                     3.5%
--------------------------------------------------
Wachovia Corporation                          2.2%
--------------------------------------------------
ABN AMRO Bank NV                              2.0%
--------------------------------------------------
Prudential Financial Inc.                     1.9%
--------------------------------------------------
ING Groep NV                                  1.7%
--------------------------------------------------

CUMULATIVE TOTAL RETURN
(INCEPTION DATE 6/25/03)
--------------------------------------------------
                              Market           NAV
--------------------------------------------------
Since Inception               -2.07%        -3.49%
--------------------------------------------------

THE FUND PAID ITS FIRST MONTHLY DIVIDEND OF $.0975 PER SHARE ON SEPTEMBER 2,
2003.

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
6/27/03                             15.09
                                    15.25
                                    15.01
                                    15
7/31/03                             14.69



1    Excluding U.S. Government and agency obligations.

Report of
   INDEPENDENT AUDITORS




THE BOARD OF TRUSTEES AND SHAREHOLDERS
NUVEEN PREFERRED AND CONVERTIBLE INCOME FUND
NUVEEN PREFERRED AND CONVERTIBLE INCOME FUND 2


We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Nuveen Preferred and Convertible Income Fund, and Nuveen Preferred and Convertible Income Fund 2 as of July 31, 2003, and the related statements of operations, changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of July 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Nuveen Preferred and Convertible Income Fund, and Nuveen Preferred and Convertible Income Fund 2 at July 31, 2003, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated therein in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
September 12, 2003

                            Nuveen Preferred and Convertible Income Fund (JPC)

                            Portfolio of
                                    INVESTMENTS July 31, 2003

                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EXCHANGE-LISTED PREFERRED SECURITIES - 54.0% (36.3% OF TOTAL INVESTMENTS)


                AGENCY - 0.9%

      200,000   Fannie Mae, Series L, 5.125% (a)                                                                       $  9,800,000

      129,632   Tennessee Valley Authority, Series D, 6.750%                                                              3,458,582


------------------------------------------------------------------------------------------------------------------------------------
                AUTO - 2.2%

      334,800   Ford Motor Company, Series F, 8.000% (CBTCS)                                                              8,319,780

      130,000   Ford Motor Company, Series F, 8.000% (CORTS)                                                              3,222,700

        2,100   General Motors Corporation, 7.250%                                                                           50,610

        8,700   General Motors Corporation, 7.375%                                                                          214,194

        6,000   General Motors Corporation, 7.250%                                                                          148,320

      765,200   General Motors Corporation, 7.375%                                                                       18,517,840


------------------------------------------------------------------------------------------------------------------------------------
                AUTO - FOREIGN - 0.0%

        7,500   Magna International Inc., Series B, 8.875%                                                                  198,750


------------------------------------------------------------------------------------------------------------------------------------
                BANKING - 10.7%

        2,000   ABN AMRO North America, Series H-144A, 6.590% (a)                                                         2,108,126

       50,600   ASBC Capital I, 7.625%                                                                                    1,343,936

       55,885   BAC Capital Trust I, 7.000%                                                                               1,433,450

      115,755   BAC Capital Trust II, 7.000%                                                                              2,940,177

      284,700   BAC Capital Trust III, 7.000%                                                                             7,430,670

      264,800   BAC Capital Trust IV, 5.875%                                                                              6,434,640

       22,800   Bank One Capital V, 8.000%                                                                                  613,776

       72,300   Bank One Capital Trust VI, 7.200%                                                                         1,861,725

       25,700   BankNorth Capital Trust II, 8.000%                                                                          675,910

          500   BNY Capital Trust IV, Series E, 6.875%                                                                       12,740

      736,379   BNY Capital Trust V, Series F, 5.950%                                                                    18,011,830

        3,000   Chase Capital Trust V, Series E, 7.030%                                                                      75,390

       62,200   Chittenden Capital Trust I, 8.000%                                                                        1,617,200

        5,900   Citigroup Capital Trust III, 7.100%                                                                         149,447

       22,200   Citigroup Capital Trust VII, 7.100%                                                                         578,754

      186,000   Citigroup Capital Trust VIII, 6.950%                                                                      4,778,340

      686,786   Citigroup Capital Trust IX, 6.000%                                                                       17,046,029

                Citigroup Inc.:
       37,000    Series F, 6.365% (a)                                                                                     1,988,750
      100,000    Series G, 6.213% (a)                                                                                     5,110,000
       60,000    Series H, 6.231% (a)                                                                                     3,139,800
       80,000    Series M, 5.864% (a)                                                                                     4,140,000

       70,300   Comerica Capital Trust I, 7.600%                                                                          1,868,574

      123,600   Compass Capital Trust III, 7.350%                                                                         3,213,600

       14,500   First Union Capital II, Series II, 7.500% (CORTS)                                                           387,295

       41,500   First Union Institutional, 8.200% (CORTS)                                                                 1,162,830


                                       6

                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                BANKING (continued)

      292,579   Fleet Capital Trust VII, 7.200%                                                                        $  7,501,726

      337,000   Fleet Capital Trust VIII, 7.200%                                                                          8,650,790

        3,400   Harris Preferred Capital Corporation, Series A, 7.375%                                                       85,952

       18,200   JPMorgan Chase Capital Trust, 7.200% (CORTS)                                                                464,282

      390,067   JPMorgan Chase Capital Trust X, 7.000%                                                                   10,005,219

      240,000   JPMorgan Chase Capital Trust XI, 5.875%                                                                   5,584,800

       39,000   JPMorgan Chase Public Credit and Repackaged Securities, Series 2002, 7.125%                                 988,650

       43,800   JPMorgan Chase Trust, Series 2002-6, Class A, 7.125% (SATURNS)                                            1,109,454

       18,800   KeyCorp, Series B, 8.250% (CORTS)                                                                           504,780

        5,900   KeyCorp, Series 2001-7, 7.750% (CORTS)                                                                      155,760

      142,200   National Commerce Capital Trust II, 7.700%                                                                3,789,630

        1,000   Regions Finance Trust I, 8.000%                                                                              26,700

       34,300   SunTrust Capital Trust IV, 7.125%                                                                           883,568

       36,500   SunTrust Capital Trust V, 7.050%                                                                            938,050

       32,700   U.S. Bancorp Capital Trust III, 7.750%                                                                      846,603

      152,900   U.S. Bancorp Capital Trust IV, 7.350%                                                                     3,921,885

       36,200   U.S. Bancorp Capital Trust V, 7.250%                                                                        918,032

       21,500   Valley National Bank Capital Trust I, 7.750%                                                                566,310

        2,000   Washington Mutual Capital Trust I, Series 2001-22, Class A-1, 7.650% (CORTS)                                 52,200

        1,300   Wells Fargo Capital Trust IV, 7.000%                                                                         33,722

       37,600   Wells Fargo Capital Trust V, 7.000%                                                                         970,832

       14,700   Wells Fargo Capital Trust VI, 6.950%                                                                        375,732

      538,329   Wells Fargo Capital Trust VII, 5.850%                                                                    13,059,862

       50,000   Zions Capital Trust B, 8.000%                                                                             1,362,500


------------------------------------------------------------------------------------------------------------------------------------
                BANKING - FOREIGN - 2.1%

       97,900   ABN AMRO Capital Funding Trust I, 7.500%                                                                  2,471,975

       95,600   ABN AMRO Capital Funding Trust II, 7.125%                                                                 2,415,812

       63,400   Banco Totta & Acores Finance, Series A, 8.875%                                                            1,752,059

      186,114   Banesto Holdings, Series A-144A, 10.500%                                                                  5,583,420

        8,600   BBVA Preferred Capital Ltd., Series B, 7.750%                                                               224,030

       11,000   BCH Capital Ltd., Series B, 9.430%                                                                          305,800

                BSCH Finance Ltd.:
       56,725    Series F, 8.125%                                                                                         1,477,119
      173,760    Series G, 8.125%                                                                                         4,519,498
        5,500    Series H, 7.790%                                                                                           138,050
       19,900    Series J, 7.350%                                                                                           499,689
       73,450    Series Q, 8.625%                                                                                         1,965,522

       42,500   Espirito Santo Overseas, 8.500%                                                                           1,119,450

        3,100   Espirito Santo Overseas, Series A, 8.500%                                                                    79,360

       21,600   NAB Exchangeable Preferred Trust, 8.000%                                                                    546,480

       32,900   National Westminster Bank plc, Series A, 7.875%                                                             830,725

      250,000   Royal Bank of Scotland Group plc, 5.750%                                                                  5,747,500

        9,900   Westpac Capital Trust I, 8.000%                                                                             256,608


                                       7

                            Nuveen Preferred and Convertible Income Fund (JPC) (continued)
                                    Portfolio of INVESTMENTS July 31, 2003
                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                BROKERAGE - 4.7%

        5,900   Bear Stearns Capital Trust II, Series Y, 7.500%                                                        $    149,270

       10,100   Bear Stearns Capital Trust III, 7.800%                                                                      266,842

       32,900   Goldman Sachs Group Inc., 6.000% (PPLUS)                                                                    798,154

       16,000   Goldman Sachs Group Inc., Series 2003-06, 6.000% (SATURNS)                                                  393,600

      526,388   Lehman Brothers Holdings Capital Trust, III, Series K, 6.375%                                            13,149,172

      100,000   Merrill Lynch Capital Trust, 7.000%                                                                       2,548,000

       23,900   Merrill Lynch Capital Trust II, 8.000%                                                                      655,338

       27,600   Merrill Lynch Preferred Capital Trust, 7.750%                                                               754,308

      113,600   Merrill Lynch Preferred Capital Trust IV, 7.120%                                                          2,925,200

      225,000   Merrill Lynch Preferred Capital Trust V, 7.280%                                                           5,838,750

       66,100   Morgan Stanley Capital Trust II, 7.250%                                                                   1,690,177

      508,239   Morgan Stanley Capital Trust III, 6.250%                                                                 12,390,867

    1,016,200   Morgan Stanley Capital Trust IV, 6.250%                                                                  24,673,336

       20,400   Morgan Stanley Trust I, 7.050% (PPLUS)                                                                      531,624


------------------------------------------------------------------------------------------------------------------------------------
                COMPUTER - 0.0%

        8,000   IBM Inc., 7.125% (CORTS)                                                                                    210,000

        2,600   IBM Inc., Series 2001-1, 7.125% (SATURNS)                                                                    67,756


------------------------------------------------------------------------------------------------------------------------------------
                ENERGY - FOREIGN - 0.1%

       15,300   EnCana Corporation, 9.500%                                                                                  409,275

       14,700   Talisman Energy Inc., 9.000%                                                                                375,585

       24,200   Talisman Energy Inc., 8.900%                                                                                622,908


------------------------------------------------------------------------------------------------------------------------------------
                ENTERTAINMENT - 0.1%

       37,600   Viacom Inc., 7.250%                                                                                         981,360


------------------------------------------------------------------------------------------------------------------------------------
                FINANCIAL - 4.4%

       53,700   AT&T Capital Corporation, 8.250%                                                                          1,359,684

      125,900   AT&T Capital Corporation, 8.125%                                                                          3,177,716

        6,800   CIT Group Incorporated, 7.750% (CORTS)                                                                      182,308

    1,200,200   Countrywide Capital Trust IV, 6.750%                                                                     29,284,880

       93,600   Countrywide Trust I, 8.050% (PPLUS)                                                                       2,500,992

       13,500   General Electric Capital Corporation, 5.875%                                                                335,475

       33,100   General Electric Capital Corporation, 6.625%                                                                835,775

        5,600   General Electric Capital Corporation, 6.100%                                                                141,120

      137,600   General Motors Acceptance Corporation, 7.350%                                                             3,386,336

        4,800   Household Capital Trust V, Series X, 10.000%                                                                132,720

       14,000   Household Capital Trust VI, 8.300%                                                                          371,000

       39,200   Household Capital Trust VII, 7.500%                                                                       1,028,216
      773,900   Household Finance Corporation, 6.875%                                                                    19,347,500

        1,300   Philadelphia Authority for Industrial Development, Pennsylvania, Pension, 6.550%                             32,955


------------------------------------------------------------------------------------------------------------------------------------
                FINANCIAL - FOREIGN - 2.6%

        5,800   CSFB, Series 2002-10, 7.000% (SATURNS)                                                                      145,986

       88,500   ING Capital Funding Trust, 7.700%                                                                         2,263,830

      505,118   ING Group NV, 7.200%                                                                                     13,062,351

      654,975   ING Group NV, 7.050%                                                                                     16,701,863

      206,600   Swedish Export Credit, 7.375%                                                                             5,233,178


                                       8

                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FOOD - FOREIGN - 0.2%

      126,300   Grand Metropolitan Delaware LP, 9.420%                                                                 $  3,393,681


------------------------------------------------------------------------------------------------------------------------------------
                GAS - 0.2%

       17,100   AGL Capital Trust II, 8.000%                                                                                453,150

       39,100   Dominion CNG Capital Trust I, 7.800%                                                                      1,032,240

       35,500   MCN Financing Trust II, 8.625%                                                                              913,770

        2,000   SJG Capital Trust, 8.350%                                                                                    51,000


------------------------------------------------------------------------------------------------------------------------------------
                GAS - FOREIGN - 0.0%

        1,000   TransCanada Pipelines Ltd., 8.250%                                                                           25,450


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIAL - 0.0%

        3,700   Sherwin Williams Company, Series III, 7.250% (CORTS)                                                         95,090


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - FINANCIAL - 0.8%

      137,357   AMBAC Financial Group Inc., 5.950%                                                                        3,336,402

      256,942   AMBAC Financial Group Inc., 5.875%                                                                        6,217,996

        7,200   Financial Security Assurance Holdings, 6.875%                                                               187,128

       13,000   Financial Security Assurance Holdings, 6.250%                                                               319,020

        3,400   Financial Security Assurance Holdings, 6.950%                                                                85,340

        1,300   MBIA Inc., 8.000%                                                                                            35,542

       54,300   WR Berkley, 8.125% (CBTCS)                                                                                  556,575


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - LIFE - 2.9%

      272,300   Aetna Incorporated, 8.500%                                                                                7,327,593

    1,216,000   Delphi Financial Group Inc., 8.000%                                                                      30,886,400

        6,000   Great-West L&A Capital Trust I, Series A, 7.250%                                                            152,700

       21,600   Lincoln National Capital Trust V, Series E, 7.650%                                                          563,976

       66,300   PLC Capital Trust III, 7.500%                                                                             1,737,723

       12,900   PLC Capital Trust IV, 7.250%                                                                                340,560

       12,800   Torchmark Capital Trust I, 7.750%                                                                           338,304


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - MULTILINE - 0.9%

      108,360   AIG Capital Securities, Series 2002-11, 6.000% (SATURNS)                                                  2,630,981

          400   Hartford Capital Trust I, Series A, 7.700%                                                                   10,140

      187,300   Hartford Capital Trust III, Series C, 7.450%                                                              4,766,785

       78,000   Hartford Life Capital Trust I, Series A, 7.200%                                                           1,958,580

       13,600   Hartford Life Capital Trust II, Series B, 7.625%                                                            352,376

       13,200   SAFECO Capital Trust I, 8.750% (CORTS)                                                                      378,576

        4,300   SAFECO Capital Trust I, Series 2001-4, 8.750% (CORTS)                                                       113,993

       24,500   SAFECO Capital Trust III, 8.072% (CORTS)                                                                    624,750

        1,700   SAFECO Capital Trust IV, 8.375% (CORTS)                                                                      45,305

       38,600   SAFECO Corporation, Series 2001-7, 8.250%                                                                 1,033,708

       35,100   SAFECO Corporation, Series 2002-5, 8.250% (SATURNS)                                                         951,210


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - P&C - 0.2%

       91,000   Everest RE Capital Trust, 7.850%                                                                          2,411,500


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - P&C - FOREIGN - 4.8%

      135,000   Ace Ltd., Series C, 7.800%                                                                                3,388,500

      224,560   Converium Finance, 8.250%                                                                                 5,885,718


                                       9


                            Nuveen Preferred and Convertible Income Fund (JPC) (continued)
                                    Portfolio of INVESTMENTS July 31, 2003
                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - P&C - FOREIGN (continued)

       72,000   PartnerRe Limited, 7.900%                                                                              $  1,929,600

    1,550,312   PartnerRe Limited, Series C, 6.750%                                                                      38,602,769

                RenaissanceRe Holdings Ltd.:
       88,800    Series A, 8.100%                                                                                         2,371,848
      325,310    Series B, 7.300%                                                                                         8,428,782

                XL Capital Ltd.:
       64,000    Series A, 8.000%                                                                                         1,702,400
      192,600    Series B, 7.625%                                                                                         5,026,860


------------------------------------------------------------------------------------------------------------------------------------
                PAPER - 0.2%

      110,800   International Paper Capital Trust III, 7.875%                                                             2,810,996


------------------------------------------------------------------------------------------------------------------------------------
                PHARMACEUTICALS - FOREIGN - 0.0%

        6,800   Rhone-Poulenc Overseas, Series A, 8.125%                                                                    172,992


------------------------------------------------------------------------------------------------------------------------------------
                REAL ESTATE INVESTMENT TRUSTS - 14.2%

       60,000   AMB Property Corporation, Series L, 6.500%                                                                1,476,000

        2,500   AvalonBay Communities Inc., Series H, 8.700%                                                                 71,250

        2,100   BRE Properties, Series B, 8.080%                                                                             56,910

                Developers Diversified Realty Corporation:
       14,400    Series F, 8.600%                                                                                           382,896
      656,785    Series G, 8.000%                                                                                        16,649,500
       55,000    Series H, 7.375%                                                                                         1,347,500

                Equity Office Properties Trust:
        1,900    Series C, 8.625%                                                                                            48,735
      109,081    Series G, 7.750%                                                                                         2,889,556

        6,100   Equity Residential Properties Trust, 9.125%                                                                 165,615

                Equity Residential Properties Trust:
       18,700    Series C, 9.125%                                                                                           523,413
        5,000    Series D, 8.600%                                                                                           140,000
      611,200    Series N, 6.480%                                                                                        14,821,600

                First Industrial Realty Trust Inc.:
       72,900    Series D, 7.950%                                                                                         1,823,229
      198,900    Series E, 7.900%                                                                                         4,962,555

      708,834   Gables Residential Trust, Series D, 7.500%                                                               17,862,617

                HRPT Properties Trust:
       30,000    Series A, 9.875%                                                                                           813,000
      292,600    Series B, 8.750%                                                                                         7,783,160

      953,983   Kimco Realty Corporation, Series F, 6.650%                                                               23,944,973

                New Plan Excel Realty Trust:
       13,393    Series D, 7.800%                                                                                           647,469
      972,775    Series E, 7.625%                                                                                        25,292,150

       32,982   Prologis Trust, Series C, 8.540%                                                                          1,846,992

                Public Storage Inc.:
       14,800    Series L, 8.250%                                                                                           379,028
      159,400    Series R, 8.000%                                                                                         4,236,852
       28,900    Series S, 7.875%                                                                                           765,850
       26,500    Series T, 7.625%                                                                                           697,745
       20,500    Series U, 7.625%                                                                                           540,790
       32,000    Series V, 7.500%                                                                                           848,000

      281,000   Regency Centers Corporation, 7.450%                                                                       7,320,050

        7,000   Simon Property Group Inc., Series G, 7.890%                                                                 372,050

    1,609,945   Wachovia Preferred Funding Corporation, 7.250%                                                           43,500,714

      710,000   Weingarten Realty Trust, Preferred Securities, 6.750%                                                    18,176,000


                                       10

                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TELECOM - 0.9%

        5,500   AT&T Wireless, Series 2002-7, 8.000% (CBTCS)                                                           $    146,493

       15,000   AT&T Wireless Services, Series 2002-B, 9.250% (SATURNS)                                                     420,900

       21,900   BellSouth Corporation, Series 2001-3, 7.125% (SATURNS)                                                      563,706

        6,500   BellSouth Inc., Series BLS, 7.000% (CORTS)                                                                  171,275

       30,500   Citizens Communications, Series 2001-2, 8.625% (SATURNS)                                                    817,400

      128,500   Citizens Communications Trust I, 8.375% (PPLUS)                                                           3,321,725

       21,950   Deutsche Telekom International Finance, B.V., Series 2001-24, Class A-1, 7.875% (CBTCS)                     573,334

       15,900   SBC Communications Inc., 7.000%                                                                             414,195

       34,400   TDS Capital Trust I, 8.500%                                                                                 870,320

       85,700   TDS Capital Trust II, 8.040%                                                                              2,159,640

       68,100   Telephone and Data Systems Inc., 7.600%                                                                   1,788,306

       33,800   U.S. Cellular Corporation, 8.750%                                                                           901,108

       14,800   Verizon Communications, 7.625% (CORTS)                                                                      392,348

       19,500   Verizon Communications, 7.375% (CORTS)                                                                      512,850

       11,500   Verizon New England Inc., Series B, 7.000%                                                                  296,700


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 0.9%

        6,400   Atlantic Capital Trust II, Series C, 7.375%                                                                 162,240

        4,100   Consolidated Edison Company of New York, Inc., 7.500%                                                       107,707

       16,300   Consolidated Edison Inc., 7.250%                                                                            424,778

        3,000   Detroit Edison Company, 7.375%                                                                               76,530

       22,200   DTE Energy Trust I, 7.800%                                                                                  577,200

       26,000   Energy East Capital Trust I, 8.250%                                                                         690,820

       30,970   Entergy Louisiana Inc., 7.600%                                                                              817,918

        3,000   Georgia Power Capital Trust IV, 6.850%                                                                       75,510

       43,570   Georgia Power Capital Trust V, 7.125%                                                                     1,133,256

      249,000   Georgia Power Company, 5.900%                                                                             6,225,000

       65,000   Mississippi Power Company, 5.625%                                                                         1,579,500

        8,200   Savannah Electric Capital Trust I, 6.850%                                                                   205,656

        6,000   Virginia Electric and Power Company, Series A, 7.150%                                                       151,560

       44,000   Virginia Power Capital Trust, 7.375%                                                                      1,152,800
------------------------------------------------------------------------------------------------------------------------------------
                Total Exchange-Listed Preferred Securities (cost $775,370,159)                                          764,504,291
                -------------------------------------------------------------------------------------------------------------------

                CONVERTIBLE PREFERRED SECURITIES - 18.6% (12.5% OF TOTAL INVESTMENTS)

                AEROSPACE & DEFENSE - 0.6%

       76,000   Northrop Grumman Corporation, 7.250%                                                                      7,885,000

------------------------------------------------------------------------------------------------------------------------------------
                AUTO - 0.7%

      224,450   Ford Motor Company Capital Trust II, 6.500%                                                               9,797,243

------------------------------------------------------------------------------------------------------------------------------------
                BANKING - 1.9%

      217,900   Citigroup Global Markets Holdings, 2.000%                                                                 7,683,808

       56,200   State Street Corporation, 6.750%                                                                         13,010,300

      144,000   Washington Mutual Inc. Unit 1 Trust, 5.375%                                                               7,812,000


                                       11


                            Nuveen Preferred and Convertible Income Fund (JPC) (continued)
                                    Portfolio of INVESTMENTS July 31, 2003
                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                BROADCAST CABLE - 1.4%

      508,250   Cablevision Systems Corp., Trust I, 6.500%                                                             $ 11,918,463

      185,000   Emmis Communications Corporation, Series A, 6.250%                                                        8,097,450

       10,000   Sinclair Broadcast Group Inc., Series D, 6.000%                                                             425,600


------------------------------------------------------------------------------------------------------------------------------------
                COMMERCIAL SERVICES - 1.1%

      330,000   Cendant Corporation, 7.750%                                                                              14,836,800


------------------------------------------------------------------------------------------------------------------------------------
                ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.8%

      175,000   Pioneer-Standard Financial Trust, 6.750%                                                                  8,203,125

      200,000   Solectron Corp., 7.250%                                                                                   3,022,000


------------------------------------------------------------------------------------------------------------------------------------
                ENERGY - 0.7%

      200,000   Unocal Capital Trust, 6.250%                                                                             10,500,000


------------------------------------------------------------------------------------------------------------------------------------
                ENVIRONMENTAL SERVICES - 0.5%

       97,375   Allied Waste Industries Inc., 6.250%                                                                      6,699,400


------------------------------------------------------------------------------------------------------------------------------------
                FINANCIAL - 0.9%

      200,000   Affiliated Managers Group Inc., 6.000%                                                                    4,522,000

      118,000   Capital One Financial Corp., 6.250%                                                                       4,724,720

      154,000   Gabelli Asset Management Inc., 6.950%                                                                     3,696,000


------------------------------------------------------------------------------------------------------------------------------------
                GAS - 0.4%

      185,000   Sempra Energy, 8.500%                                                                                     4,884,000

        4,000   Southern Union Company, Series B, 5.750%                                                                    192,075


------------------------------------------------------------------------------------------------------------------------------------
                HEALTH DISTRIBUTORS SERVICES - 0.3%

       41,000   Anthem Inc., 6.000%                                                                                       3,742,480


------------------------------------------------------------------------------------------------------------------------------------
                HOUSEHOLD DURABLES - 0.3%

      106,675   Newell Financial Trust I, 5.250%                                                                          4,747,038


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - LIFE - 0.8%

      206,000   Reinsurance Group of America Inc., 5.750%                                                                11,366,050


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - MULTILINE - 1.1%

       86,200   Hartford Financial Services Group Inc., 7.000%                                                            4,741,000

      140,000   Phoenix Companies Inc., 7.000%                                                                            4,926,250

       98,000   Prudential Financial Capital Trust I, 6.750%                                                              5,713,400


------------------------------------------------------------------------------------------------------------------------------------
                IT CONSULTING & SERVICES - 0.4%

      239,000   Electronic Data Systems Corporation, 7.625%                                                               5,344,040


------------------------------------------------------------------------------------------------------------------------------------
                OIL SERVICES - 0.1%

       25,000   Hanover Compressor Capital Trust, 7.250%                                                                  1,025,000


------------------------------------------------------------------------------------------------------------------------------------
                REAL ESTATE INVESTMENT TRUSTS - 1.5%

      165,000   Equity Office Properties Trust, Convertible Preferred Shares, Series B, 5.250%                            8,118,000

       55,400   Equity Residential Properties Trust, Series G, 7.250%                                                     1,432,644

      250,000   Host Marriott Financial Trust, 6.750%                                                                    10,812,500


------------------------------------------------------------------------------------------------------------------------------------
                RETAIL - 0.7%

      225,000   Toys R Us Inc., Convertible Equity Units, 6.250%                                                          8,415,000

       53,000   United Rentals Trust I, 6.500%                                                                            1,934,500


                                       12

                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                STEEL - 0.6%

       85,800   TXI Capital Trust I, 6.500%                                                                            $  3,033,030

       84,700   United States Steel Corporation, Series B, 7.000%                                                         5,017,628


------------------------------------------------------------------------------------------------------------------------------------
                TELECOM - 1.2%

      131,000   Alltel Corporation, 7.750%                                                                                6,288,000

        8,310   Lucent Technologies Capital Trust I, 7.750%                                                               5,974,890

      633,900   Sprint Corporation, 7.125%                                                                                5,007,810


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 2.6%

      157,000   Cinergy Corporation, 9.500%                                                                               9,255,150

      144,800   Dominion Resources Inc., 8.750%                                                                           7,544,080

      344,500   DTE Energy Company, 8.750%                                                                                9,005,230

      217,900   FPL Group Inc., 8.000%                                                                                   11,821,075
------------------------------------------------------------------------------------------------------------------------------------
                Total Convertible Preferred Securities (cost $249,999,376)                                              263,174,779
                --------------------------------------------------------------------------------------------------------------------

                CAPITAL PREFERRED - HYBRID SECURITIES - 4.0% (2.7% OF TOTAL INVESTMENTS)

                BANKING - FOREIGN - 1.1%

           15   BBVA Privanza International Gibraltar, Series 144A, 7.764%                                               15,000,000


------------------------------------------------------------------------------------------------------------------------------------
                REAL ESTATE INVESTMENT TRUST - 2.0%

          300   Union Planters Preferred Fund, Series 144A, 7.750%                                                       28,693,800


------------------------------------------------------------------------------------------------------------------------------------
                TELECOM - 0.9%

       10,857   Centaur Funding Corporation, Series B - 144A, 9.080%                                                     12,200,554
------------------------------------------------------------------------------------------------------------------------------------
                Total Capital Preferred - Hybrid Securities (cost $56,224,872)                                           55,894,354
                --------------------------------------------------------------------------------------------------------------------

    PRINCIPAL
AMOUNT (000)/                                                                                                                MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CONVERTIBLE BONDS - 28.6% (19.2% OF TOTAL INVESTMENTS)

                AIRLINES - 0.6%

        6,110   Delta Air Lines, Convertible Notes, Series 144A, 8.000%, 6/03/23                                          5,659,388

        3,200   Northwest Airlines Corporation, Convertible Notes, Series 144A, 6.625%, 5/15/23                           2,988,000


------------------------------------------------------------------------------------------------------------------------------------
                AUTO - 1.0%

                General Motors Corporation, Convertible Notes, Senior Debentures:
      185,100    Series A, 4.500%, 3/06/32                                                                                4,518,248
      185,250    Series B, 5.250%, 3/06/32                                                                                4,007,415

        6,000   Sonic Automotive Inc., Convertible Senior Subordinated Notes, 5.250%, 5/07/09                             6,052,500


------------------------------------------------------------------------------------------------------------------------------------
                BIOTECHNOLOGY - 1.1%

        3,000   Cephalon Inc., Convertible Subordinated Notes, 2.500%, 12/15/06                                           2,838,750

        1,765   Corixa Corporation, Subordinate Notes, Series 144A, 4.250%, 7/01/08                                       1,859,869

        6,650   Fisher Scientific International Inc., Convertible Senior Notes, 2.500%, 10/01/23                          6,949,250

        4,500   Ivax Corporation, Convertible Senior Subordinated Notes, 4.500%, 5/15/08                                  4,471,875


------------------------------------------------------------------------------------------------------------------------------------
                BROADCAST CABLE - 1.9%

      325,000   Comcast Corporation, Exchangeable Subordinated Debentures, 2.000%, 10/15/29                               9,425,000

        4,000   Echostar Communications Corporation, Convertible Subordinated Notes, 5.750%, 5/15/08                      4,315,000

        4,000   Liberty Media Corporation, Senior Debentures Exchangeable for Class B, 3.250%, 3/15/31                    4,055,000

        6,500   Mediacom Communications Corporation, Convertible Senior Notes, 5.250%, 7/01/06                            5,939,375

        3,425   Sinclair Broadcast Group, Convertible Step Coupon, Senior Series 144A, 4.875%, 7/15/18                    3,172,406


                                       13

                            Nuveen Preferred and Convertible Income Fund (JPC) (continued)
                                    Portfolio of INVESTMENTS July 31, 2003
    PRINCIPAL
AMOUNT (000)/                                                                                                                MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                COMPUTER - 4.2%

        2,500   Computer Associates International Inc., Convertible Senior Notes, 5.000%, 3/15/07                      $  3,203,125

        6,435   Electronic Data Systems, Convertible Senior Notes, Series 144A, 3.875%, 7/15/23                           6,628,050

        4,000   FEI Company, Convertible Notes, 5.500%, 8/15/08                                                           4,060,000

        4,000   General Semiconductor Inc., Convertible Subordinated Notes, 5.750%, 12/15/06                              3,985,000

       18,740   Hewlett Packard Company, 0.000%, 10/14/17 (LYONS)                                                         9,955,625

        8,000   International Rectifier Corporation, Convertible Subordinated Notes, 4.250%, 7/15/07                      7,820,000

        4,250   Lam Research Corporation, Convertible Subordinated Notes, 4.000%, 6/01/06                                 4,191,563

        2,625   Maxtor Corporation, Convertible Senior Notes, Series 144A, 6.800%, 4/30/10                                3,323,906

        6,600   Mentor Graphics Corporation, Convertible Subordinate Notes, 6.875%, 6/15/07                               7,416,750

        4,970   Mercury Interactive Corporation, Convertible Subordinated Notes, 4.750%, 7/01/07                          4,945,150

        2,475   Photronics Inc., Convertible Subordinated Notes, 4.750%, 12/15/06                                         2,397,656

          825   Photronics Inc., Convertible Subordinate Notes, Series 144A, 2.250%, 4/15/08                              1,117,875


------------------------------------------------------------------------------------------------------------------------------------
                ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.6%

       21,500   Arrow Electronics Inc., Convertible Senior Debentures, 0.000%, 2/21/21                                   10,508,125

        7,700   Celestica Inc., Convertible, 0.000%, 8/01/20 (LYONS)                                                      4,004,000

        4,000   Sanmina Corporation, Convertible Subordinated Notes, 4.250%, 5/01/04                                      4,025,000

        4,100   Teradyne Inc., Convertible Senior Notes, 3.750%, 10/15/06                                                 4,053,875


------------------------------------------------------------------------------------------------------------------------------------
                ENERGY - 0.9%

        4,750   Hanover Compressor Co., Convertible Senior Notes, 4.750%, 3/15/08                                         4,215,625

        8,275   McMoran Exploration Corporation, Notes, Series 144A, 6.000%, 7/02/08                                      8,440,500


------------------------------------------------------------------------------------------------------------------------------------
                FINANCIAL - 0.5%

        6,900   Providian Financial Corporation, Convertible Senior Notes, 3.250%, 8/15/05                                6,373,875


------------------------------------------------------------------------------------------------------------------------------------
                HEALTH CARE EQUIPMENT - 0.5%

        7,050   Alza Corporation, Convertible Subordinated Debentures, 0.000%, 7/28/20                                    5,040,750

        3,300   Inhale Therapeutics, Convertible Subordinated Notes, 3.500%, 10/17/07                                     2,561,625


------------------------------------------------------------------------------------------------------------------------------------
                HEALTH DISTRIBUTORS & SERVICES - 0.3%

        4,200   Province Healthcare Inc., Convertible Subordinated Notes, 4.500%, 11/20/05                                4,116,000


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIAL - 0.9%

        2,500   EDO Corporation, Convertible Subordinate Notes, 5.250%, 4/15/07                                           2,531,250

        7,150   GenCorp Inc., Convertible Notes, 5.750%, 4/15/07                                                          6,747,813

        3,387   INCO Limited, Convertible Notes, 7.750%, 3/15/16                                                          3,420,870


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIAL CONGLOMERATES - 0.3%

        3,350   Tyco International Group Limited, Convertible Notes, Series 144A, 3.125%, 1/15/23                         3,538,438


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - P&C - 0.6%

      383,300   Travelers Property and Casualty Company, 4.500%, 4/15/32                                                  9,157,037


------------------------------------------------------------------------------------------------------------------------------------
                IT CONSULTING & SERVICES - 0.4%

        2,090   Acxiom Corporation, Convertible Subordinate Notes, 3.750%, 2/15/09                                        2,314,675

        3,760   First Data Corporation, Senior Convertible Contingent Debt Securities, 2.000%, 3/01/08                    4,009,100

------------------------------------------------------------------------------------------------------------------------------------
                LEISURE FACILITIES - 1.0%

       10,500   Carnival Corporation, Senior Notes, 0.000%, 10/24/21 (LYONS)                                              6,811,875

       15,500   Royal Caribbean Cruises Limited, Senior Notes, 0.000%, 2/02/21 (LYONS)                                    6,975,000


                                       14

    PRINCIPAL
AMOUNT (000)/                                                                                                                MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                METALS DIVERSIFICATION - 0.5%

        5,750   Freeport-McMoran Inc., 7.000%, 2/11/11                                                                 $  7,007,813


------------------------------------------------------------------------------------------------------------------------------------
                NETWORK EQUIPMENT - 0.6%

        9,800   Brocade Communication Systems Inc., Convertible Notes, 2.000%, 1/01/07                                    7,987,000


------------------------------------------------------------------------------------------------------------------------------------
                PHARMACEUTICALS - 0.9%

        3,950   Connectics Inc., Senior Notes, Series 144A, 2.250%, 5/30/08                                               4,103,063

        4,470   Indevus Pharmaceuticals Inc., Convertible Senior Debentures, Series 144A, 6.250%, 7/15/08                 4,928,175

        2,975   KV Pharmaceutical Company, Convertible Subordinate Notes, Series 144A, 2.500%, 5/16/33                    3,108,875


------------------------------------------------------------------------------------------------------------------------------------
                PHARMACEUTICALS - FOREIGN - 0.7%

       12,290   Roche Holdings Inc., 0.000%, 1/19/15 (LYONS)                                                              9,739,825


------------------------------------------------------------------------------------------------------------------------------------
                PUBLISHING & PRINTING - 0.5%

       96,000   Tribune Company, Exchangeable Subordinated Debentures, 2.000%, 5/15/29                                    7,364,160


------------------------------------------------------------------------------------------------------------------------------------
                REAL ESTATE INVESTMENT TRUSTS - 0.9%

       11,850   EOP Operating LP, Convertible Notes, 7.250%, 11/15/08                                                    12,649,875


------------------------------------------------------------------------------------------------------------------------------------
                RETAIL - 1.4%

        5,000   Barnes & Noble Inc., Convertible Notes, 5.250%, 3/15/09                                                   5,050,000

        4,750   Best Buy Inc., Convertible Subordinate Debentures, 2.250%, 1/15/22                                        4,797,500

        9,500   Brinker International Inc., Convertible Senior Debentures, 0.000%, 10/10/21                               6,614,375

        3,700   JC Penney Corporation Inc., Convertible Subordinated Notes, 5.000%, 10/15/08                              3,704,625


------------------------------------------------------------------------------------------------------------------------------------
                RETAIL - SPECIAL - 1.4%

        1,475   Guitar Center Inc., Convertible Senior Notes, 4.000%, 7/15/13                                             1,742,344

        9,525   K2 Inc., Convertible Notes, Series 144A, 5.000%, 6/15/10                                                 13,227,844

        4,665   Venator Group Inc., Convertible Notes, 5.500%, 6/01/08                                                    5,154,825


------------------------------------------------------------------------------------------------------------------------------------
                SEMICONDUCTOR - 2.0%

        4,890   ASM Lithography, Convertible Notes, 5.750%, 10/15/06                                                      5,452,350

        3,225   Brooks Automation Inc., Convertible Subordinated Notes, 4.750%, 6/01/08                                   2,991,188

        2,545   Cypress Semiconductor Corporation, Convertible Notes, Series 144A, 1.250%, 6/15/08                        2,914,025

        4,000   LSI Logic Corporation, Convertible Subordinated Notes, 4.250%, 3/15/04                                    4,000,000

        5,800   PMC-Sierra Inc., Convertible Subordinate Notes, 3.750%, 8/15/06                                           5,618,750

        7,750   RF Micro Devices Inc., Convertible Subordinated Notes, 3.750%, 8/15/05                                    7,633,750

------------------------------------------------------------------------------------------------------------------------------------
                STEEL - 0.2%

        3,500   Shaw Group Inc., Senior Notes, 0.000%, 5/01/21 (LYONS)                                                    2,205,000


------------------------------------------------------------------------------------------------------------------------------------
                TELECOM - 1.5%

        5,565   Comverse Technology Inc., Series 144A, 0.000%, 5/15/23                                                    5,787,600

        4,800   Nextel Communications Inc., Convertible Senior Notes, 6.000%, 6/01/11                                     5,142,000

       19,780   U.S. Cellular Corporation, 0.000%, 6/15/15 (LYONS)                                                        9,741,650


------------------------------------------------------------------------------------------------------------------------------------
                TELECOM EQUIPMENT - 1.7%

        7,757   Ciena Corporation, Convertible Notes, 3.750%, 2/01/08                                                     6,525,576

       11,500   Liberty Media Corporation, Senior Debentures Exchangeable for Motorola, 3.500%, 1/15/31                   7,820,000

       10,725   Nortel Networks Corporation, Convertible Senior Notes, 4.250%, 9/01/08                                    9,022,406


                                       15


                            Nuveen Preferred and Convertible Income Fund (JPC) (continued)
                                    Portfolio of INVESTMENTS July 31, 2003
    PRINCIPAL                                                                                                                MARKET
  AMOUNT (000)  DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 0.5%

$       8,125   Calpine Corporation, Convertible Senior Notes, 4.000%, 12/26/06                                        $  7,302,344
------------------------------------------------------------------------------------------------------------------------------------
                Total Convertible Bonds (cost $387,128,305)                                                             403,479,147
                --------------------------------------------------------------------------------------------------------------------

                CORPORATE BONDS - 17.2% (11.5% OF TOTAL INVESTMENTS)

                AUTO - 2.0%

        4,100   Asbury Automotive Group Inc., Senior Subordinated Notes, 9.000%, 6/15/12                                  4,038,500

        3,500   Ford Motor Company 8.900%, 1/15/32                                                                        3,362,139

                Ford Motor Company, Debentures:
        5,590    9.980%, 2/15/47                                                                                          5,786,483
       10,000    7.700%, 5/15/97                                                                                          8,291,130

        2,000   R.J. Tower Corporation, Series 144A, Senior Notes, 12.000%, 6/01/13                                       1,990,000

        5,500   Tenneco Authomotive Inc., Senior Notes, Series 144A, 10.250%, 7/15/13                                     5,555,000


------------------------------------------------------------------------------------------------------------------------------------
                BROADCAST CABLE - 1.0%

        4,000   Allbritton Communications Company, Senior Subordinated Notes, Series B, 7.750%, 12/15/12                  3,960,000

        1,000   Cablevision Systems Corporation, Senior Debentures, Series B, 8.125%, 8/15/09                               995,000

        5,000   CSC Holdings Inc., Senior Notes, 7.250%, 7/15/08                                                          4,912,500

        4,000   Young Broadcasting Inc., Senior Subordinate Notes, 10.000%, 3/01/11                                       4,350,000


------------------------------------------------------------------------------------------------------------------------------------
                COMPUTER -  0.3%

        4,050   Juniper Networks, Convertible Subordinated Notes, 4.750%, 3/15/07                                         3,867,750


------------------------------------------------------------------------------------------------------------------------------------
                ENERGY - 0.3%

                Tesoro Petroleum Corporation, Senior Subordinated Notes, Series B:
        2,000    9.000%, 7/01/08                                                                                          1,830,000
        2,000    9.625%, 11/01/08                                                                                         1,890,000

          250   Tesoro Petroleum Corporation, Senior Secondary Notes, Series 144A, 8.000%, 4/15/08                          247,600


------------------------------------------------------------------------------------------------------------------------------------
                ENTERTAINMENT - 1.8%

                Boyd Gaming Corporation, Senior Subordinated Notes:
        2,000    8.750%, 4/15/12                                                                                          2,155,000
        2,000    7.750%, 12/15/12                                                                                         2,060,000

        3,000   Las Vegas Sands Inc., Venetian Casino Resorts, LLC Mortgage Notes, 11.000%, 6/15/10                       3,330,000

        2,500   Park Place Entertainment, 7.000%, 4/15/13                                                                 2,568,750

        1,600   Park Place Entertainment, Senior Subordinate Notes, 8.125%, 5/15/11                                       1,744,000

        4,040   Park Place Entertainment, Unsecured Senior Subordinate Notes, 7.875%, 12/15/05                            4,282,400

        4,000   Penn National Gaming Inc., Senior Subordinated Notes, 8.875%, 3/15/10                                     4,270,000

                Pinnacle Entertainment Inc., Senior Subordinate Notes, Series B:
        2,000    9.250%, 2/15/07                                                                                          1,990,000
        2,349    9.500%, 8/01/07                                                                                          2,337,255


------------------------------------------------------------------------------------------------------------------------------------
                FINANCIAL - 1.9%

        2,500   CBRE Escrow Inc., Senior Notes, Series 144A, 9.750%, 5/15/10                                              2,687,500

          500   Forest City Enterprises, Senior Notes, 7.625%, 6/01/15                                                      522,500

       19,000   General Motors Acceptance Corporation, Notes, 8.000%, 11/01/31                                           17,577,299

        2,000   MDP Acquisitions plc, Senior Notes, 9.625%, 10/01/12                                                      2,120,000

        4,000   Universal City Development Partners, Senior Notes, Series 144A, 11.750%, 4/01/10                          4,450,000


                                       16

    PRINCIPAL                                                                                                                MARKET
  AMOUNT (000)  DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FOOD - 0.9%

$       5,943   Dole Foods Company, Debentures, 7.875%, 7/15/13                                                        $  6,269,865

        2,000   Ingles Markets Inc., Senior Subordinate Notes, 8.875%, 12/01/11                                           1,970,000

        4,000   Ingles Markets Inc., Senior Subordinated Notes, Series 144A, 8.875%, 12/01/11                             3,940,000


------------------------------------------------------------------------------------------------------------------------------------
                HOMEBUILDING - 0.5%

        1,000   Technical Olympic USA Inc., Notes, Series 144A, 10.375%, 7/01/12                                          1,075,000

        3,500   Technical Olympic USA Inc., Senior Subordinate Notes, 10.375%, 7/01/12                                    3,762,500

        2,500   Willima Lyon Homes Inc., Unsecured Senior Notes, 10.750%, 4/01/13                                         2,700,000


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIAL - 1.8%

        1,000   Allied Waste North America Inc., Senior Notes, 7.875%, 4/15/13                                            1,025,000

        6,250   Allied Waste North America Inc., Senior Subordinated Notes, Series B, 10.000%, 8/01/09                    6,617,188

        1,520   Berry Plastics Corporation, Senior Subordinated Notes, 10.750%, 7/15/12                                   1,672,000

        2,000   Hovnanian K. Enterprises Inc., Senior Subordinate Notes, 8.875%, 4/01/12                                  2,150,000

        3,000   Laidlaw International Inc., Senior Notes, Series 144A, 10.750%, 6/15/11                                   3,210,000

        2,000   Owens-Brockway Glass Containers, Guaranteed Senior Notes, Series 144A, 8.250%, 5/15/13                    2,030,000

        2,000   Owens-Illinois Inc., 7.800%, 5/15/18                                                                      1,810,000

                Terex Corporation, Senior Subordinated Notes:
        1,000    8.875%, 4/01/08                                                                                          1,025,000
        1,000    10.375%, 4/01/11                                                                                         1,085,000
        1,000    9.250%, 7/15/11                                                                                          1,060,000

        1,000   Terex Corporation, Senior Subordinated Notes, Series D, 8.875%, 4/01/08                                   1,025,000

        2,000   Texas Industries Inc., Senior Notes, Series 144A, 10.250%, 6/15/11                                        2,100,000


------------------------------------------------------------------------------------------------------------------------------------
                LEISURE FACILITIES - 0.6%

                Intrawest Corporation, Senior Notes:
        1,280    9.750%, 8/15/08                                                                                          1,344,000
        4,000    10.500%, 2/01/10                                                                                         4,350,000

        2,000   Town Sports International Inc., 9.625%, 4/15/11                                                           2,125,000


------------------------------------------------------------------------------------------------------------------------------------
                MEDICAL PRODUCTS - 0.3%

        3,000   Iasis Healthcare Corporation, 13.000%, 10/15/09                                                           3,345,000

        1,000   Iasis Healthcare Corporation, Series 144A, 8.500%, 10/15/09                                               1,000,000


------------------------------------------------------------------------------------------------------------------------------------
                NETWORK EQUIPMENT - 0.3%

        3,500   Avaya Inc., Senior Secured Notes, 11.125%, 4/01/09                                                        3,937,500


------------------------------------------------------------------------------------------------------------------------------------
                OFFICE ELECTRONICS - 0.6%

        4,000   IOS Capital LLC, Senior Notes, 7.250%, 6/30/08                                                            3,700,000

        2,000   Xerox Corporation, Notes, 5.500%, 11/15/03                                                                2,015,000

        3,000   Xerox Corporation, Unsecured Notes, 5.250%, 12/15/03                                                      3,022,500


------------------------------------------------------------------------------------------------------------------------------------
                OIL SERVICES - 0.2%

        2,400   Baytex Energy Limited, Senior Subordinate Notes, Series 144A, 9.625%, 7/15/10                             2,508,000


                                       17


                            Nuveen Preferred and Convertible Income Fund (JPC) (continued)
                                    Portfolio of INVESTMENTS July 31, 2003
    PRINCIPAL                                                                                                                MARKET
  AMOUNT (000)  DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                PAPER - 0.5%

$       2,000   Georgia Pacific Corporation, Debentures, 7.700%, 6/15/15                                               $  1,850,000

        5,000   Georgia Pacific Corporation, Notes, 8.125%, 5/15/11                                                       4,950,000


------------------------------------------------------------------------------------------------------------------------------------
                PHARMACEUTICALS - FOREIGN - 0.1%

        2,000   Alpharma Inc., Senior Notes, Series 144A, 8.625%, 5/01/11                                                 2,110,000


------------------------------------------------------------------------------------------------------------------------------------
                PUBLISHING & PRINTING - 1.5%

          500   CBD Media/CBD Finance, Senior Subordinate Notes, Series 144A, 8.625%, 6/01/11                               517,500

        5,800   Mail-Well I Corporation, Senior Unsecured Notes, Series 144A, 9.625%, 3/15/12                             6,191,500

                Primedia Inc., Senior Notes:
        4,000    7.625%, 4/01/08                                                                                          3,940,000
        3,000    8.875%, 5/15/11                                                                                          3,082,500

        6,750   Vertis Inc., Senior Notes, Series 144A, 9.750%, 4/01/09                                                   7,003,125


------------------------------------------------------------------------------------------------------------------------------------
                REAL ESTATE - 0.6%

        4,425   LNR Property Corporation, Senior Subordinate Notes, Series 144A, 7.625%, 7/15/13                          4,425,000

        4,000   Mangrove Bay, Series 144A, Class 3, 6.102%, 7/15/33                                                       3,880,000


------------------------------------------------------------------------------------------------------------------------------------
                RESTAURANTS - 0.0%

          500   Dominos Inc., Senior Subordinated Notes, Series 144A, 8.250%, 7/01/11                                       525,000


------------------------------------------------------------------------------------------------------------------------------------
                RETAIL - 1.1%

        1,650   Central Garden & Pet Company, Senior Subordinated Notes, 9.125%, 2/01/13                                  1,773,750

        1,000   Phillips-Van Heusen Corporation, Senior Notes, Series 144A, 8.125%, 5/01/13                               1,020,000

                Saks Inc., Notes:
        1,500    8.250%, 11/15/08                                                                                         1,560,000
        2,000    9.875%, 10/01/11                                                                                         2,240,000

        5,000   Toys R Us Inc., Notes, 7.875%, 4/15/13                                                                    5,005,680

        4,500   Williams Scotsman Inc., Senior Notes, 9.875%, 6/01/07                                                     4,376,250


------------------------------------------------------------------------------------------------------------------------------------
                RETAIL - SPECIAL - 0.4%

        5,000   Warnaco Inc., Senior Notes, Series 144A, 8.875%, 6/15/13                                                  5,225,000


------------------------------------------------------------------------------------------------------------------------------------
                SPECIALTY CHEMICALS - 0.1%

        1,700   United Industries Corporation, Senior Subordinate Notes, Series D, 9.875%, 4/01/09                        1,793,500


------------------------------------------------------------------------------------------------------------------------------------
                TELECOM - 0.2%

        3,000   Triton PCS Inc., Senior Notes, Series 144A, 8.500%, 6/01/13                                               3,135,000


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - FOREIGN - 0.2%

        2,750   CanWest Media Inc., Senior Notes, 7.625%, 4/15/13                                                         2,846,250
------------------------------------------------------------------------------------------------------------------------------------
                Total Corporate Bonds (cost $243,065,107)                                                               242,494,414
                --------------------------------------------------------------------------------------------------------------------

                CAPITAL PREFERRED SECURITIES - 17.6% (11.9% OF TOTAL INVESTMENTS)

                BANKING - 8.1%

        3,500   Ahmanson Capital Trust I, 8.360%, 12/01/26                                                                3,696,763

        1,000   BankAmerica Capital II, Series 2, 8.000%, 12/15/26                                                        1,074,260

        6,000   BankBoston Capital Trust I, Series B, 8.250%, 12/15/26                                                    6,449,958

        3,000   Bank One Capital III, 8.750%, 9/01/30                                                                     3,750,120

        1,500   BanPonce Trust I, Series A, 8.327%, 2/01/27                                                               1,571,213

        4,850   BT Institutional Capital Trust A, Series 144A, 8.090%, 12/01/26                                           5,090,565

        3,000   Centura Capital Trust I, Series 144A, 8.845%, 6/01/27                                                     3,325,890


                                       18

    PRINCIPAL                                                                                                                MARKET
  AMOUNT (000)  DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                BANKING (continued)

$      18,125   Chase Capital Trust I, Series A, 7.670%, 12/01/26                                                      $ 18,560,127

       13,500   Corestates Capital Trust I, Series 144A, 8.000%, 12/15/26                                                14,630,085

        6,200   First Empire Capital Trust I, 8.234%, 2/01/27                                                             6,677,400

        6,300   KeyCorp Institutional Capital Trust, Series A, 7.826%, 12/01/26                                           6,488,364

       20,000   M&I Capital Trust A, 7.650%, 12/01/26                                                                    21,170,800

        5,000   NB Capital Trust IV, 8.250%, 4/15/27                                                                      5,382,600

        1,000   North Fork Capital Trust I, 8.700%, 12/15/26                                                              1,121,610

       11,000   North Fork Capital Trust II, 8.000%, 12/15/27                                                            11,635,250

          100   Reliance Capital Trust I, Series B, 8.170%, 5/01/28                                                         105,372

          100   Wachovia Capital Trust I, Series 144A, 7.640%, 1/15/27                                                      105,762

        5,000   Zions Institutional Capital Trust, Series A, 8.536%, 12/15/26                                             5,210,035


------------------------------------------------------------------------------------------------------------------------------------
                BANKING - FOREIGN - 3.1%

        5,000   Abbey National Capital Trust I, 8.963%, 6/30/20                                                           6,492,950

       12,308   Barclays Bank plc, Series 144A, 6.860%, 6/15/32                                                          12,914,046

       10,000   HSBC Capital Funding LP, 10.176%, 6/30/30                                                                14,174,400

       10,000   Sparebanken Rogaland, Notes, Series 144A, 6.443%, 5/01/13                                                 9,950,000


------------------------------------------------------------------------------------------------------------------------------------
                FINANCIAL - 1.3%

       18,000   St. George Funding Company LLC, 8.485%, 6/30/17                                                          18,781,272


------------------------------------------------------------------------------------------------------------------------------------
                GAS - 0.2%

        1,000   KN Capital Trust I, 8.560%, 4/15/27                                                                       1,130,990

        1,145   KN Capital Trust III, 7.630%, 4/15/28                                                                     1,190,445


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - FINANCIAL - 1.4%

       20,596   Berkeley Capital Trust, 8.197%, 12/20/45                                                                 20,040,485


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - LIFE - 0.4%

        4,270   American General Institutional Capital, 8.125%, 3/15/46                                                   5,137,024


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - LIFE - FOREIGN - 0.4%

        5,000   Sun Life Canada Capital Trust, 8.526%, 5/06/07                                                            5,315,650


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - MULTILINE - 0.8%

        4,780   SAFECO Capital Trust I, 8.072%, 7/15/37                                                                   5,095,717

        6,250   Zurich Capital Trust I, 8.376%, 6/01/37                                                                   6,330,880


------------------------------------------------------------------------------------------------------------------------------------
                SAVINGS & LOAN - 0.3%

        3,500   Washington Mutual Capital Trust I, 8.375%, 6/01/27                                                        3,824,620


------------------------------------------------------------------------------------------------------------------------------------
                SAVINGS & LOAN - THRIFT - 1.0%

       12,250   Dime Capital Trust I, Series A, 9.330%, 5/06/27                                                          13,782,900


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 0.6%

        3,000   PECO Energy Capital Trust IV, 5.750%, 6/15/33                                                             2,562,327

        6,160   Southern Company Capital Trust I, 8.190%, 2/01/37                                                         6,536,190
------------------------------------------------------------------------------------------------------------------------------------
                Total Capital Preferred Securities (cost $268,132,708)                                                  249,306,070
                --------------------------------------------------------------------------------------------------------------------


                                       19


                            Nuveen Preferred and Convertible Income Fund (JPC) (continued)
                                    Portfolio of INVESTMENTS July 31, 2003
    PRINCIPAL                                                                                                                MARKET
  AMOUNT (000)  DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CAPITAL PREFERRED - EURO-MARKET LISTED SECURITIES - 8.1% (5.5% OF TOTAL INVESTMENTS)

                BANKING - FOREIGN - 8.0%

$       6,000   BNP Paribas Capital Trust Capital Trust, 7.200%, 6/30/07                                               $  5,972,850

       28,750   C.A. Preferred Funding Trust, 7.000%, 1/30/09                                                            28,036,914

       38,500   HBOS Capital Funding LP, Notes, 6.850%, 3/23/09                                                          37,537,500

       18,600   Lloyds TSB Bank plc, Subordinate Notes, 6.900%, 11/22/07                                                 18,401,240

       23,850   RBSCapital Trust B, 6.800%, 3/31/08                                                                      23,405,555


------------------------------------------------------------------------------------------------------------------------------------
                FINANCIAL - FOREIGN - 0.1%

        1,500   Old Mutual Capital Funding, Notes, 8.000%, 12/22/08                                                       1,496,250
------------------------------------------------------------------------------------------------------------------------------------
                Total Capital Preferred - Euro-Market Listed Securities (cost $122,454,537)                              114,850,309
                --------------------------------------------------------------------------------------------------------------------

                SHORT-TERM INVESTMENTS - 0.6% (0.4% OF TOTAL INVESTMENTS)

        8,530   State Street Repurchase Agreement, 0.980%, date 7/31/03, due 8/01/03,                                     8,530,000
-------------     repurchase price $8,530,232, collateralized by U.S. Treasury Bonds
                --------------------------------------------------------------------------------------------------------------------
                Total Short-Term Investments (cost $8,530,000)                                                            8,530,000
                --------------------------------------------------------------------------------------------------------------------
                Total Investments - 148.7% (cost $2,110,905,064)                                                      2,102,233,364
                --------------------------------------------------------------------------------------------------------------------

                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                COMMON STOCKS SOLD SHORT - (1.5)%

                BROADCAST CABLE - (0.2)%

    (147,000)   Cablevision Systems Corp. - Class A                                                                     (3,131,100)


------------------------------------------------------------------------------------------------------------------------------------
                ELECTRONIC EQUIPMENT & INSTRUMENTS - (0.1)%

    (291,900)   Solectron Corp.                                                                                         (1,491,609)


------------------------------------------------------------------------------------------------------------------------------------
                FINANCIAL - (0.4)%

     (51,000)   Affiliated Managers Group Inc.                                                                          (3,336,420)

     (50,000)   Capital One Financial Corp.                                                                             (2,395,500)


------------------------------------------------------------------------------------------------------------------------------------
                GAS - (0.2)%

     (90,000)   Sempra Energy                                                                                           (2,504,700)


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - FINANCIAL - (0.2)%

     (68,700)   Hilb, Rogal, & Hamilton Companies                                                                       (2,313,129)


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - MULTILINE - (0.2)%

     (60,000)   Hartford Financial Services Group Inc.                                                                  (3,131,400)


------------------------------------------------------------------------------------------------------------------------------------
                RETAIL - SPECIAL - (0.0)%

     (25,000)   K2 Inc.                                                                                                   (412,500)


------------------------------------------------------------------------------------------------------------------------------------
                STEEL - (0.0)%

     (30,200)   United States Steel Corporation                                                                           (475,952)


                                       20

                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TELECOM - (0.2)%

     (400,000)  Sprint Corp. (PCS Group)                                                                               $ (2,460,000)
------------------------------------------------------------------------------------------------------------------------------------
                Total Common Stocks Sold Short (proceeds $21,553,296)                                                   (21,652,310)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Other Liabilities - 2.9%                                                               40,401,802
                --------------------------------------------------------------------------------------------------------------------
                FundPreferred Shares, at Liquidation Value - (50.1)%                                                   (708,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $1,412,982,856
                ====================================================================================================================


                          (1) All percentages shown in the Portfolio of Investments
                              are based on net assets applicable to Common shares
                              unless otherwise noted.

                          (a) Security is eligible for the Dividends Received
                              Deduction.

                      (CBTCS) Corporate Backed Trust Certificates.

                      (CORTS) Corporate Backed Trust Securities.

                      (LYONS) Liquid Yield Option Notes.

                      (PPLUS) PreferredPlus Trust.

                    (SATURNS) Structured Asset Trust Unit Repackaging.


                                 See accompanying notes to financial statements.


                                       21

                            Nuveen Preferred and Convertible Income Fund 2 (JQC)

                            Portfolio of
                                    INVESTMENTS July 31, 2003
                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EXCHANGE-LISTED PREFERRED SECURITIES - 25.0% (24.5% OF TOTAL INVESTMENTS)


                AUTO - FOREIGN - 0.0%

        2,400   Magna International Inc., Series B, 8.875%                                                             $     63,600


------------------------------------------------------------------------------------------------------------------------------------
                BANKING - 7.7%

       57,000   ASBC Capital I, 7.625%                                                                                    1,513,920

       97,310   BAC Capital Trust I, 7.000%                                                                               2,496,002

      345,200   BAC Capital Trust II, 7.000%                                                                              8,768,080

      108,000   BAC Capital Trust III, 7.000%                                                                             2,818,800

       60,000   BAC Capital Trust IV, 5.875%                                                                              1,458,000

        7,700   BankNorth Capital Trust II, 8.000%                                                                          202,510

       73,800   Bank One Capital Trust VI, 7.200%                                                                         1,900,350

      306,984   BNY Capital Trust V, Series F, 5.950%                                                                     7,508,829

        1,300   Chase Capital Trust IV, 7.340%                                                                               32,721

        8,000   Chittenden Capital Trust I, 8.000%                                                                          208,000

       13,900   Citigroup Capital Trust VI, 6.875%                                                                          354,172

      135,900   Citigroup Capital Trust VII, 7.100%                                                                       3,542,913

      189,400   Citigroup Capital Trust VIII, 6.950%                                                                      4,865,686

      678,600   Citigroup Capital Trust IX, 6.000%                                                                       16,842,852

       33,100   Comerica Capital Trust I, 7.600%                                                                            879,798

       77,000   Compass Capital Trust III, 7.350%                                                                         2,002,000

        7,000   First Union Capital II, Series II, 7.500% (CORTS)                                                           186,970

        6,900   First Union Institutional Capital I, 8.200% (CORTS)                                                         193,338

        3,500   Fleet Capital Trust VI, 8.800%                                                                               94,430

      340,400   Fleet Capital Trust VII, 7.200%                                                                           8,727,856

      372,600   Fleet Capital Trust VIII, 7.200%                                                                          9,564,642

       18,900   JPMorgan Chase Capital Trust, 7.200% (CORTS)                                                                482,139

      483,700   JPMorgan Chase Capital Trust X, 7.000%                                                                   12,406,905

      352,100   JPMorgan Chase Capital Trust XI, 5.875%                                                                   8,193,367

        9,500   JPMorgan Chase Public Credit and Repackaged Securities, Series 2002, 7.125%                                 240,825

       21,500   JPMorgan Chase Trust, Series 2002-6, Class A, 7.125% (SATURNS)                                              544,595

      144,600   KeyCorp Capital Trust V, 5.875%                                                                           3,181,200

        4,000   KeyCorp Securities Trust, 7.500% (CORTS)                                                                    106,400

        7,400   KeyCorp, Series B, 8.250% (CORTS)                                                                           198,690

        3,900   KeyCorp, Series 2001-7, 7.750% (CORTS)                                                                      102,960

       13,700   National Commerce Capital Trust II, 7.700%                                                                  365,105

       11,000   ONB Capital Trust II, 8.000%                                                                                291,500

        6,000   SunTrust Capital Trust IV, 7.125%                                                                           154,560


                                       22

                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                BANKING (continued)

       33,200   SunTrust Capital Trust V, 7.050%                                                                       $    853,240

      586,500   U.S. Bancorp Capital Trust III, 7.750%                                                                   15,184,485

      258,300   U.S. Bancorp Capital Trust IV, 7.350%                                                                     6,625,395

      206,900   U.S. Bancorp Capital Trust V, 7.250%                                                                      5,246,984

       27,400   Valley National Bank Capital Trust I, 7.750%                                                                721,716

        9,700   Washington Mutual Capital Trust I, Series 2001-22, Class A-1, 7.650% (CORTS)                                253,170

      319,900   Wells Fargo Capital Trust IV, 7.000%                                                                      8,259,818

        2,100   Wells Fargo Capital Trust V, 7.000%                                                                          54,474

       66,200   Wells Fargo Capital Trust VI, 6.950%                                                                      1,692,072

      311,550   Wells Fargo Capital Trust VII, 5.850%                                                                     7,558,203

       18,600   Zions Capital Trust B, 8.000%                                                                               506,850


------------------------------------------------------------------------------------------------------------------------------------
                BANKING - FOREIGN - 2.8%

        5,000   ABN AMRO Capital Funding Trust I, 7.500%                                                                    126,250

       77,300   ABN AMRO Capital Funding Trust II, 7.125%                                                                 1,953,371

    1,615,270   ABN AMRO Capital Funding Trust V, 5.900%                                                                 37,538,875

       14,600   ANZ Exchangeable Preferred Trust II, 8.080%                                                                 370,402

       22,000   Banco Totta & Acores Finance, Series A, 8.875%                                                              607,970

        4,400   BBVA Preferred Capital Ltd., Series B, 7.750%                                                               114,620

        1,000   BCH Capital Ltd., Series B, 9.430%                                                                           27,800

                BSCH Finance Ltd.:
       13,900    Series F, 8.125%                                                                                           361,956
        8,800    Series G, 8.125%                                                                                           228,888
          100    Series H, 7.790%                                                                                             2,510
       12,500    Series J, 7.350%                                                                                           313,875
       27,700    Series Q, 8.625%                                                                                           741,252

        7,200   Espirito Santo Overseas, 8.500%                                                                             189,648

        8,000   NAB Exchangeable Preferred Trust, 8.000%                                                                    202,400

        7,500   National Westminster Bank plc, Series A, 7.875%                                                             189,375

      488,700   Royal Bank of Scotland Group plc, 5.750%                                                                 11,235,213


------------------------------------------------------------------------------------------------------------------------------------
                BROKERAGE - 2.7%

       10,300   Bear Stearns Capital Trust III, 7.800%                                                                      272,126

      270,600   Bear Stearns Companies, Series G, 5.490% (a)                                                             12,839,970

       14,000   Goldman Sachs Group Inc., 6.000% (PPLUS)                                                                    339,640

       13,000   Goldman Sachs Group Inc., Series 2003-06, 6.000% (SATURNS)                                                  319,800

                Lehman Brothers Holdings Inc.:
      198,550    Series C, 5.940% (a)                                                                                    10,135,978
      122,500    Series D, 5.670% (a)                                                                                     6,125,000

       48,100   Merrill Lynch Capital Trust II, 8.000%                                                                    1,318,902

        7,400   Merrill Lynch Preferred Capital Trust I, 7.750%                                                             202,242

      140,300   Merrill Lynch Preferred Capital Trust III, 7.000%                                                         3,574,844

       98,200   Merrill Lynch Preferred Capital Trust IV, 7.120%                                                          2,528,650

      109,500   Merrill Lynch Preferred Capital Trust V, 7.280%                                                           2,841,525

       24,400   Morgan Stanley Capital Trust II, 7.250%                                                                     623,908


                                       23


                            Nuveen Preferred and Convertible Income Fund 2 (JQC) (continued)
                                    Portfolio of INVESTMENTS July 31, 2003

                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                BROKERAGE (continued)

      235,700   Morgan Stanley Capital Trust III, 6.250%                                                               $  5,746,366

      132,400   Morgan Stanley Capital Trust IV, 6.250%                                                                   3,214,672

       91,500   Morgan Stanley Capital Trust V, 5.750%                                                                    2,173,125

       16,400   Morgan Stanley Trust I, 7.050% (PPLUS)                                                                      427,384


------------------------------------------------------------------------------------------------------------------------------------
                COMPUTER - 0.0%

        8,900   IBM Inc., Series 2001-1, 7.125% (SATURNS)                                                                   231,934


------------------------------------------------------------------------------------------------------------------------------------
                ENERGY - 0.0%

        2,100   Northern States Power Company, 8.000%                                                                        56,973


------------------------------------------------------------------------------------------------------------------------------------
                ENERGY - FOREIGN - 0.0%

          600   Talisman Energy Inc., 9.000%                                                                                 15,330

        2,300   Talisman Energy Inc., 8.900%                                                                                 59,202


------------------------------------------------------------------------------------------------------------------------------------
                ENTERTAINMENT - 0.0%

        5,200   Viacom Inc., 7.250%                                                                                         135,720


------------------------------------------------------------------------------------------------------------------------------------
                FINANCIAL - 0.9%

        8,900   CIT Group Incorporated, 7.750% (CORTS)                                                                      238,609

       26,500   Countrywide Capital Trust II, Series II, 8.000% (CORTS)                                                     694,300

      511,400   Countrywide Capital Trust IV, 6.750%                                                                     12,478,160

       14,600   Countrywide Trust I, 8.050% (PPLUS)                                                                         390,112

       15,100   General Electric Capital Corporation, 6.625%                                                                381,275

        5,000   Household Capital Trust V, Series X, 10.000%                                                                138,250

        5,600   Household Capital Trust VI, 8.300%                                                                          148,400

       79,700   Household Capital Trust VII, 7.500%                                                                       2,090,531

       20,000   Household Finance Corporation, 6.875%                                                                       500,000

       38,000   Philadelphia Authority for Industrial Development, Pennsylvania, Pension, 6.550%                            963,300


------------------------------------------------------------------------------------------------------------------------------------
                FINANCIAL - FOREIGN - 1.1%

        4,600   CSFB USA, Series 2002-10, 7.000% (SATURNS)                                                                  115,782

      105,000   ING Capital Funding Trust, 7.700%                                                                         2,685,900

      243,920   ING Group NV, 7.200%                                                                                      6,307,771

      509,975   ING Group NV, 7.050%                                                                                     13,004,363

        2,000   Swedish Export Credit Corp., 7.375%                                                                          50,660


------------------------------------------------------------------------------------------------------------------------------------
                FOOD - FOREIGN - 0.0%

        3,100   Grand Metropolitan Delaware LP, 9.420%                                                                       83,297


------------------------------------------------------------------------------------------------------------------------------------
                GAS - 0.0%

          400   AGL Capital Trust II, 8.000%                                                                                 10,600

        5,800   Dominion CNG Capital Trust I, 7.800%                                                                        153,120

       31,400   MCN Financing Trust II, 8.625%                                                                              808,236


                                       24

                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIAL - 0.0%

        7,900   Sherwin Williams Company, Series III, 7.250% (CORTS)                                                   $    203,030


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - FINANCIAL - 0.3%

      157,100   AMBAC Financial Group Inc., 5.950%                                                                        3,815,959

        5,000   AMBAC Financial Group Inc., 5.875%                                                                          121,000

        3,000   Financial Security Assurance Holdings, 6.875%                                                                77,970

       34,000   Nationwide Financial Services Capital, Trust II, 7.100%                                                     853,400

       69,300   WR Berkley, 8.125% (CBTCS)                                                                                  710,325


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - LIFE - 0.8%

      167,000   Aetna Incorporated, 8.500%                                                                                4,493,970

      426,867   Delphi Financial Group Inc., 8.000%                                                                      10,842,422

        2,000   Lincoln National Capital Trust V, Series E, 7.650%                                                           52,220

       10,200   PLC Capital Trust III, 7.500%                                                                               267,342

       10,100   PLC Capital Trust IV, 7.250%                                                                                266,640

        8,300   Torchmark Capital Trust I, 7.750%                                                                           219,369


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - MULTILINE - 0.2%

        2,800   AIG Capital Securities, Series 2002-11, 6.000% (SATURNS)                                                     67,984

      133,800   Hartford Capital Trust III, Series C, 7.450%                                                              3,405,210

        1,100   Hartford Life Capital Trust I, Series A, 7.200%                                                              27,621

        4,900   Hartford Life Capital Trust II, Series B, 7.625%                                                            126,959

        3,700   SAFECO Capital Trust I, 8.700% (CORTS)                                                                       98,642

       10,600   SAFECO Capital Trust III, 8.072% (CORTS)                                                                    270,300

        1,200   SAFECO Capital Trust I, 8.750% (CORTS)                                                                       34,416

        1,500   SAFECO Corporation, Series 2001-7, 8.250                                                                     40,170


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - P&C - 0.0%

       22,100   Everest RE Capital Trust, 7.850%,                                                                           585,650


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - P&C - FOREIGN - 2.1%

      120,200   Ace Capital Trust I, Series 1999, 8.875%                                                                  3,162,462

      291,500   Ace Ltd., Series C, 7.800%                                                                                7,316,650

      240,500   Converium Finance, 8.250%                                                                                 6,303,505

        4,400   PartnerRe Limited, 7.900%                                                                                   117,920

      155,000   PartnerRe Limited, 8.000%                                                                                 7,912,750

      472,502   PartnerRe Limited, Series C, 6.750%                                                                      11,765,300

                RenaissanceRe Holdings Ltd.:
       31,500    Series A, 8.100%                                                                                           841,365
       93,800    Series B, 7.300%                                                                                         2,430,358

                XL Capital Ltd.:
       18,800    Series A, 8.000%                                                                                           500,080
       57,800    Series B, 7.625%                                                                                         1,508,580


                                       25


                            Nuveen Preferred and Convertible Income Fund 2 (JQC) (continued)
                                    Portfolio of INVESTMENTS July 31, 2003
                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                PAPER - 0.0%

       20,400   International Paper Capital Trust III, 7.875%                                                          $    517,548


------------------------------------------------------------------------------------------------------------------------------------
                PHARMACEUTICALS - FOREIGN - 0.0%

        2,400   Rhone-Poulenc Overseas, Series A, 8.125%                                                                     61,056


------------------------------------------------------------------------------------------------------------------------------------
                REAL ESTATE INVESTMENT TRUSTS - 6.0%

      318,355   AMB Property Corporation, Series L, 6.500%                                                                7,831,533

       20,200   AvalonBay Communities Inc., Series H, 8.700%,                                                               575,700

        3,200   BRE Properties, Series B, 8.080%                                                                             86,720

                Developers Diversified Realty Corporation:
       13,500    Series G, 8.000%                                                                                           342,225
    1,120,000    Series H, 7.375%                                                                                        27,440,000

       23,000   Equity Office Properties Trust, Series G, 7.750%                                                            609,270

                Equity Residential Properties Trust:
          800    Series C, 9.125%                                                                                            22,392
      464,789    Series N, 6.480%                                                                                        11,271,133

       73,200   Gables Residential Trust, Series D, 7.500%                                                                1,844,640

                HRPT Properties Trust:
      366,785    Series A, 9.875%                                                                                         9,939,874
      119,900    Series B, 8.750%                                                                                         3,189,340

       41,300   New Plan Excel Realty Trust, Series E, 7.625%                                                             1,073,800

                Public Storage Inc.:
        1,200    Series Q, 8.600%                                                                                            32,220
       55,500    Series R, 8.000%                                                                                         1,475,190
       36,960    Series S, 7.875%                                                                                           979,440
       25,600    Series T, 7.625%                                                                                           674,048
       29,900    Series U, 7.625%                                                                                           788,762

      151,100   Regency Centers Corporation, 7.450%                                                                       3,936,155

        4,300   Simon Property Group Inc., Series F, 8.750%                                                                 117,390

    1,643,634   Wachovia Bank Preferred Funding Corporation, 7.250%                                                      44,410,991


------------------------------------------------------------------------------------------------------------------------------------
                TELECOM - 0.3%

       31,000   AT&T Wireless, Series 2002-7, 8.000% (CBTCS)                                                                825,685

       14,000   AT&T Wireless Services, Series 2002-B, 9.250% (SATURNS)                                                     392,840

        4,600   Bell South Capital Funding, 7.100% (CORTS)                                                                  120,290

        9,500   Bell South Corporation, Series 2001-3, 7.125% (SATURNS)                                                     244,530

        9,600   Bell South Inc., Series BLS, 7.000% (CORTS)                                                                 252,960

        6,000   Citizens Communications, Series 2001-2, 8.625% (SATURNS)                                                    160,800

        6,800   Citizens Communications Trust I, 8.375% (PPLUS)                                                             175,780

       11,900   Deutsche Telekom International Finance, B.V., Series 2001-24, Class A-1, 7.875% (CBTCS)                     310,828

        5,000   SBC Communications Inc., 7.000%                                                                             130,250

        5,000   TDS Capital Trust I, 8.500%                                                                                 126,500

       17,700   TDS Capital Trust II, 8.040%                                                                                446,040

       32,600   Telephone and Data Systems Inc., 7.600%                                                                     856,076

        9,000   U.S. Cellular Corporation, 8.750%                                                                           239,940

        2,700   Verizon Communications, 7.625% (CORTS)                                                                       71,577

        5,100   Verizon Global Funding Corp., 7.375% (CORTS)                                                                134,130

       30,700   Verizon New England Inc., Series B, 7.000%                                                                  792,060


                                       26

                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITY - 0.1%

        1,000   Consolidated Edison Inc., 7.250%                                                                       $     26,060

       21,000   Energy East Capital Trust I, 8.250%                                                                         557,970

        1,600   Southern Co. Capital Trust V, 6.875%                                                                         40,320

        1,600   Southern Co. Capital Trust VI, 7.125%                                                                        41,984

       31,000   Virginia Power Capital Trust, 7.375%                                                                        812,200
------------------------------------------------------------------------------------------------------------------------------------
                Total Exchange-Listed Preferred Securities (cost $510,588,651)                                          488,498,300
                --------------------------------------------------------------------------------------------------------------------

                CONVERTIBLE PREFERRED SECURITIES - 9.0% (8.8% OF TOTAL INVESTMENTS)

                AEROSPACE & DEFENSE - 0.3%

       52,800   Northrop Grumman Corporation, 7.250%                                                                      5,478,000


------------------------------------------------------------------------------------------------------------------------------------
                AUTO - 0.2%

      103,400   Ford Motor Company Capital Trust II, 6.500%                                                               4,513,410


------------------------------------------------------------------------------------------------------------------------------------
                BANKING - 0.6%

       96,250   Citigroup Global Markets Holdings, 2.000%                                                                 3,394,064

        4,725   State Street Corporation, 6.750%                                                                          1,093,838

      138,200   Washington Mutual Inc. Unit 1 Trust, 5.375%                                                               7,497,350


------------------------------------------------------------------------------------------------------------------------------------
                BROADCAST CABLE - 0.6%

      204,000   Cablevision Systems Corp., Trust I, 6.500%                                                                4,783,800

      112,000   Emmis Communications Corporation, Series A, 6.250%                                                        4,902,240

       60,000   Sinclair Broadcast Group Inc., Series D, 6.000%                                                           2,553,600


------------------------------------------------------------------------------------------------------------------------------------
                COMMERCIAL SERVICES - 0.4%

      180,000   Cendant Corporation, 7.750%                                                                               8,092,800


------------------------------------------------------------------------------------------------------------------------------------
                ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.2%

       82,462   Pioneer-Standard Financial Trust, 6.750%                                                                  3,865,406


------------------------------------------------------------------------------------------------------------------------------------
                ENERGY - 0.2%

       70,000   Chesapeake Energy Corporation, Series 144A, 6.000%                                                        4,138,750


------------------------------------------------------------------------------------------------------------------------------------
                ENVIRONMENTAL SERVICES - 0.1%

       18,400   Allied Waste Industries Inc., 6.250%                                                                      1,265,920


------------------------------------------------------------------------------------------------------------------------------------
                FINANCIAL - 0.4%

      330,000   Gabelli Asset Management Inc., 6.950%                                                                     7,920,000


------------------------------------------------------------------------------------------------------------------------------------
                GAS - 0.4%

      265,000   Sempra Energy, 8.500%                                                                                     6,996,000


------------------------------------------------------------------------------------------------------------------------------------
                HOUSEHOLD DURABLES - 0.3%

      113,325   Newell Financial Trust I, 5.250%                                                                          5,042,963


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIAL - 0.2%

      166,700   Teekay Shipping Corporation, 7.250%                                                                       4,854,304


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - LIFE - 0.8%

       86,500   Anthem Inc., 6.000%                                                                                       7,895,720

      146,500   Reinsurance Group of America Inc., 5.750%                                                                 8,083,138


                                       27


                            Nuveen Preferred and Convertible Income Fund 2 (JQC) (continued)
                                    Portfolio of INVESTMENTS July 31, 2003
                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - MULTILINE - 0.4%

      143,225   Prudential Financial Capital Trust I, 6.750%                                                           $  8,350,018


------------------------------------------------------------------------------------------------------------------------------------
                IT CONSULTING & SERVICES - 0.1%

       91,000   Electronic Data Systems Corporation, 7.625%                                                               2,034,760


------------------------------------------------------------------------------------------------------------------------------------
                MEDICAL PRODUCTS - 0.4%

      166,000   Baxter International Inc., 7.000%                                                                         8,447,740


------------------------------------------------------------------------------------------------------------------------------------
                REAL ESTATE INVESTMENT TRUSTS - 0.7%

       49,800   Equity Office Properties Trust, Convertible Preferred Shares, Series B, 5.250%                            2,450,160

      232,600   Equity Residential Properties Trust, Series G, 7.250%                                                     6,015,036

      119,000   Host Marriott Financial Trust, 6.750%                                                                     5,146,750


------------------------------------------------------------------------------------------------------------------------------------
                RETAIL - 0.3%

      151,000   Toys R Us Inc., Convertible Equity Units, 6.250%                                                          5,647,400


------------------------------------------------------------------------------------------------------------------------------------
                STEEL - 0.1%

       40,800   TXI Capital Trust I, 6.500%                                                                               1,442,280


------------------------------------------------------------------------------------------------------------------------------------
                TELECOM - 0.9%

      162,000   Alltel Corporation, 7.750%                                                                                7,776,000

        6,200   Lucent Technologies Capital Trust I, 7.750%                                                               4,457,800

      184,100   Motorola Inc., 7.000%                                                                                     6,102,915


------------------------------------------------------------------------------------------------------------------------------------
                UTILITY - 1.4%

      121,000   Cinergy Corporation, 9.500%                                                                               7,132,950

      107,500   Dominion Resources Inc., 8.750%                                                                           5,600,750

       98,500   FPL Group Inc., 8.000%                                                                                    5,343,625

       66,300   PPL Capital Funding Trust I, 7.750%                                                                       1,379,040

      100,000   Public Service Enterprise Group, 10.250%                                                                  5,840,000
------------------------------------------------------------------------------------------------------------------------------------
                Total Convertible Preferred Securities (cost $177,965,280)                                              175,538,527
                --------------------------------------------------------------------------------------------------------------------

                CAPITAL PREFERRED - HYBRID SECURITIES - 1.1% (1.1% OF TOTAL INVESTMENTS)

                TELECOM - 1.1%

       19,545   Centaur Funding Corporation, Series B-144A, 9.080%                                                       21,963,694
------------------------------------------------------------------------------------------------------------------------------------
                Total Capital Preferred - Hybrid Securities (cost $23,604,173)                                           21,963,694
                --------------------------------------------------------------------------------------------------------------------


                                       28

    PRINCIPAL
AMOUNT (000)/                                                                                                                MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CONVERTIBLE BONDS - 14.7% (14.3% OF TOTAL INVESTMENTS)

                ADVERTISING - 0.3%

$       5,650   Interpublic Group Companies, Convertible Subordinated Notes, 1.870%, 6/01/06                           $  5,021,438


------------------------------------------------------------------------------------------------------------------------------------
                AIRLINES - 0.4%

        3,750   Continental Airlines, Convertible Notes, 4.500%, 2/01/07                                                  2,896,875

        3,000   Delta Air Lines, Convertible Notes, Series 144A, 8.000%, 6/03/23                                          2,778,750

        3,100   Northwest Airlines Corporation, Convertible Notes, Series 144A, 6.625%, 5/15/23                           2,894,625


------------------------------------------------------------------------------------------------------------------------------------
                AUTO - 1.2%

      696,000   General Motors Corporation, 6.250%                                                                       17,191,200

        1,250   Sonic Automotive Inc., Convertible Senior Subordinated Notes, 5.250%, 5/07/09                             1,260,938

        5,000   Tower Automotive Inc., 5.000%, 8/01/04                                                                    4,950,000


------------------------------------------------------------------------------------------------------------------------------------
                BIOTECHNOLOGY - 0.6%

        6,165   Fisher Scientific International Inc., Convertible Senior Notes, 2.500%, 10/01/23                          6,442,425

        3,500   Ivax Corporation, Convertible Senior Subordinated Notes, 4.500%, 5/15/08                                  3,478,125

        1,000   Sepracor Inc., Convertible Subordinated Debentures, 5.000%, 2/15/07                                         921,250


------------------------------------------------------------------------------------------------------------------------------------
                BROADCAST CABLE - 1.0%

        7,000   Liberty Media Corporation, Senior Debentures Exchangeable for Class B, 3.250%, 3/15/31                    7,096,250

       12,400   Liberty Media Corporation, Senior Debentures Exchangeable for PCS Common, 4.000%, 11/15/29                7,564,000

        4,375   Mediacom Communications Corporation, Convertible Senior Notes, 5.250%, 7/01/06                            3,997,656


------------------------------------------------------------------------------------------------------------------------------------
                COMPUTER - 2.4%

        4,200   Computer Associates International Inc., Convertible Senior Notes, 5.000%, 3/15/07                         5,381,250

        6,000   Electronic Data Systems, Convertible Senior Notes, Series 144A, 3.875%, 7/15/23                           6,180,000

        4,850   General Semiconductor Inc., Convertible Subordinated Notes, 5.750%, 12/15/06                              4,831,813

       15,500   Hewlett Packard Company, 0.000%, 10/14/17 (LYONS)                                                         8,234,375

        6,000   International Rectifier Corporation, Convertible Subordinated Notes, 4.250%, 7/15/07                      5,865,000

        3,815   Maxtor Corporation, Convertible Senior Notes, Series 144A, 6.800%, 4/30/10                                4,830,744

        2,000   Mentor Graphics Corporation, Convertible Subordinate Notes, 6.875%, 6/15/07                               2,247,500

        4,713   Mercury Interactive Corporation, Convertible Subordinated Notes, 4.750%, 7/01/07                          4,689,435

        5,000   Quantum Corporation, 7.000%, 8/01/04                                                                      5,050,000


------------------------------------------------------------------------------------------------------------------------------------
                ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.4%

        8,000   Anixter International Inc., 0.000%, 6/28/20 (LYONS)                                                       2,650,000

       12,000   Arrow Electronics Inc., Convertible Senior Debentures, 0.000%, 2/21/21                                    5,865,000


------------------------------------------------------------------------------------------------------------------------------------
                ENERGY - 0.3%

        6,000   McMoran Exploration Corporation, Notes, Series 144A, 6.000%, 7/02/08                                      6,120,000


------------------------------------------------------------------------------------------------------------------------------------
                FINANCIAL - 0.4%

        8,000   Providian Financial Corporation, Convertible Senior Notes, 3.250%, 8/15/05                                7,390,000


                                       29


                            Nuveen Preferred and Convertible Income Fund 2 (JQC) (continued)
                                    Portfolio of INVESTMENTS July 31, 2003

    PRINCIPAL
AMOUNT (000)/                                                                                                                MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTH DISTRIBUTORS & SERVICES - 0.5%

$       5,000   Lifepoint Hospitals Inc., Convertible Subordinate Notes, 4.500%, 6/01/09                               $  5,125,000

        5,400   Province Healthcare Inc., Convertible Subordinated Notes, 4.250%, 10/10/08                                4,934,250


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIAL CONGLOMERATES - 0.4%

        7,000   Tyco International Group Limited, Convertible Notes, Series 144A, 3.125%, 1/15/23                         7,393,750


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIAL - 0.5%

        4,900   EDO Corporation, Convertible Subordinate Notes, 5.250%, 4/15/07                                           4,961,250

        5,300   GenCorp Inc., Convertible Notes, 5.750%, 4/15/07                                                          5,001,875


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - P&C - 0.4%

      333,000   Travelers Property and Casualty Company, 4.500%, 4/15/32                                                  7,955,370


------------------------------------------------------------------------------------------------------------------------------------
                LEISURE FACILITIES - 0.7%

        7,175   Carnival Corporation, Convertible Senior Debentures, 2.000%, 4/15/21                                      8,044,969

       12,000   Royal Caribbean Cruises Limited, Senior Notes, 0.000%, 2/02/21 (LYONS)                                    5,400,000


------------------------------------------------------------------------------------------------------------------------------------
                METALS DIVERSIFICATION - 0.2%

        3,950   Freeport-McMoran Inc., 7.000%, 2/11/11                                                                    4,814,063


------------------------------------------------------------------------------------------------------------------------------------
                NETWORK EQUIPMENT - 0.7%

        3,700   Agere Systems Inc., 6.500%, 12/15/09                                                                      4,620,375

       10,500   Brocade Communication Systems Inc., Convertible Notes, 2.000%, 1/01/07                                    8,557,500


------------------------------------------------------------------------------------------------------------------------------------
                OFFICE ELECTRONICS - 0.3%

        5,500   IOS Capital LLC, Convertible Subordinate Debentures, Series 144A, 5.000%, 5/01/07                         5,011,875


------------------------------------------------------------------------------------------------------------------------------------
                OIL SERVICES - 0.1%

        2,500   Maverick Tube Corporation, Convertible Notes, Series 144A, 4.000%, 6/15/33                                2,362,500


------------------------------------------------------------------------------------------------------------------------------------
                PHARMACEUTICALS - 0.6%

        4,125   Indevus Pharmaceuticals Inc., Convertible Senior Debentures, Series 144A, 6.250%, 7/15/08                 4,547,813

        1,500   Ivax Corporation, Convertible Bonds, 5.500%, 5/15/07                                                      1,511,250

        6,000   Medarex Inc., Convertible Subordinated Notes, 4.500%, 7/01/06                                             5,070,000


------------------------------------------------------------------------------------------------------------------------------------
                RETAIL - 0.4%

        3,630   Barnes & Noble Inc., Convertible Notes, 5.250%, 3/15/09                                                   3,666,300

        4,625   Best Buy Inc., Convertible Subordinate Debentures, 2.250%, 1/15/22                                        4,671,250


------------------------------------------------------------------------------------------------------------------------------------
                RETAIL - SPECIAL - 0.5%

        3,000   Charming Shoppes Inc., Senior Convertible Notes, 4.750%, 6/01/12                                          2,752,500

        8,000   Lowes Companies Inc., Senior Notes, 0.000%, 2/16/21 (LYONS)                                               6,450,000


------------------------------------------------------------------------------------------------------------------------------------
                SEMICONDUCTOR - 0.6%

        5,500   ASM Lithography, Convertible Notes, 5.750%, 10/15/06                                                      6,132,500

        6,974   Brooks Automation Inc., Convertible Subordinated Notes, 4.750%, 6/01/08                                   6,468,385


------------------------------------------------------------------------------------------------------------------------------------
                STEEL - 0.2%

        5,045   Shaw Group Inc., Senior Notes, 0.000%, 5/01/21 (LYONS)                                                    3,178,350


                                       30

    PRINCIPAL
AMOUNT (000)/                                                                                                                MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TELECOM - 0.1%

$       1,500   Nextel Communications Inc., Convertible Senior Notes, 6.000%, 6/01/11                                  $  1,606,875


------------------------------------------------------------------------------------------------------------------------------------
                TELECOM EQUIPMENT - 0.9%

        8,000   Ciena Corporation, Convertible Notes, 3.750%, 2/01/08                                                     6,730,000

        9,500   Liberty Media Corporation, Senior Debentures Exchangeable for Motorola, 3.500%, 1/15/31                   6,460,000

        6,000   Nortel Networks Corporation, Convertible Senior Notes, 4.250%, 9/01/08                                    5,047,500


------------------------------------------------------------------------------------------------------------------------------------
                UTILITY - 0.6%

        5,000   Calpine Corporation, Convertible Senior Notes, 4.000%, 12/26/06                                           4,493,750

      260,000   Centerpoint Energy Inc., Zero Premium Exchangeable Subordinated Notes, 2.000%, 9/15/29                    7,280,000

------------------------------------------------------------------------------------------------------------------------------------
                Total Convertible Bonds (cost $287,923,020)                                                             286,077,899
                --------------------------------------------------------------------------------------------------------------------

    PRINCIPAL                                                                                                                MARKET
  AMOUNT (000)  DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CORPORATE BONDS - 10.7% (10.5% OF TOTAL INVESTMENTS)

                AUTO - 1.7%

        2,000   Ford Motor Company, 8.900%, 1/15/32                                                                       1,921,222

                Ford Motor Company, Debentures:
        9,095    9.980%, 2/15/47                                                                                          9,414,680
        7,570    7.700%, 5/15/97                                                                                          6,276,385

       15,000   General Motors Corporation, Senior Debentures, 8.375%, 7/15/33                                           14,051,940

        2,000   Tenneco Authomotive Inc., Senior Notes, Series 144A, 10.250%, 7/15/13                                     2,020,000


------------------------------------------------------------------------------------------------------------------------------------
                BROADCAST CABLE - 0.5%

        4,900   Allbritton Communications Company, Senior Subordinated Notes, Series B, 7.750%, 12/15/12                  4,851,000

        2,000   Cablevision Systems Corporation, Senior Debentures, Series B, 8.125%, 8/15/09                             1,990,000

        2,000   CSC Holdings Inc., 8.125%, 7/15/09                                                                        1,990,000


------------------------------------------------------------------------------------------------------------------------------------
                ENERGY - 0.3%

        2,000   Chesapeake Energy Corporation, Senior Notes, 9.000%, 8/15/12                                              2,180,000

        1,000   Energy Partners Limited, Series 144A, 8.750%, 8/01/10 (DD, settling 8/05/03)                              1,002,500

                Tesoro Petroleum Corporation, Senior Subordinated Notes, Series B:
        2,000    9.000%, 7/01/08                                                                                          1,830,000
        1,000    9.625%, 11/01/08                                                                                           945,000


------------------------------------------------------------------------------------------------------------------------------------
                ENTERTAINMENT - 0.6%

        3,400   Aztar Corporation, 9.000%, 8/15/11                                                                        3,621,000

        2,345   Boyd Gaming Corporation, Senior Subordinated Notes, 8.750%, 4/15/12                                       2,526,738

        1,000   Park Place Entertainment, Senior Subordinate Notes, 7.875%, 3/15/10                                       1,065,000

        2,000   Penn National Gaming Inc., Senior Subordinated Notes, 8.875%, 3/15/10                                     2,135,000

        2,000   Pinnacle Entertainment Inc., Senior Subordinate Notes, Series B, 9.250%, 2/15/07                          1,990,000

        1,000   Venetian Casino Resort, LLC, 11.000%, 6/15/10                                                             1,110,000


                                       31


                            Nuveen Preferred and Convertible Income Fund 2 (JQC) (continued)
                                    Portfolio of INVESTMENTS July 31, 2003
    PRINCIPAL                                                                                                                MARKET
  AMOUNT (000)  DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FINANCIAL - 0.4%

$       2,500   MDP Acquisitions plc, Senior Notes, 9.625%, 10/01/12                                                   $  2,650,000

        4,000   Universal City Development Partners, Senior Notes, Series 144A, 11.750%, 4/01/10                          4,450,000


------------------------------------------------------------------------------------------------------------------------------------
                FOOD - 0.7%

        4,500   Del Monte Corporation, Senior Subordinate Notes, Series 144A, 8.625%, 12/15/12                            4,702,500

        5,000   Dole Foods Company, Debentures, 7.875%, 7/15/13                                                           5,275,000

        1,400   Dole Foods Company, Senior Notes, 8.625%, 5/01/09                                                         1,449,000

          957   Ingles Markets Inc., Senior Subordinate Notes, 8.875%, 12/01/11                                             942,645

        2,000   Ingles Markets Inc., Senior Subordinated Notes, Series 144A, 8.875%, 12/01/11                             1,970,000


------------------------------------------------------------------------------------------------------------------------------------
                HEALTH DISTRIBUTORS AND SERVICES - 0.1%

        1,000   Select Medical Corporation, Series 144A, 7.500%, 8/01/13 (DD, settling 8/12/03)                             995,000


------------------------------------------------------------------------------------------------------------------------------------
                HOMEBUILDING - 0.2%

        3,000   Willima Lyon Homes Inc., Unsecured Senior Notes, 10.750%, 4/01/13                                         3,240,000


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIAL CONGLOMERATES - 0.2%

        4,000   Jacuzzi Brands Inc., Senior Secured Notes, Series 144A, 9.625%, 7/01/10                                   4,140,000


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIAL - 1.4%

        6,235   Allied Waste North America Inc., Senior Subordinated Notes, Series B, 10.000%, 8/01/09                    6,601,306

        2,000   Berry Plastics Corporation, Senior Subordinated Notes, 10.750%, 7/15/12                                   2,200,000

        3,000   Hovnanian K. Enterprises Inc., Senior Subordinate Notes, 8.875%, 4/01/12                                  3,225,000

        3,000   Laidlaw International Inc., Senior Notes, Series 144A, 10.750%, 6/15/11                                   3,210,000

        2,000   Owens-Brockway Glass Containers, Guaranteed Senior Notes, Series 144A, 8.250%, 5/15/13                    2,030,000

        3,000   Owens-Illinois Inc., 7.500%, 5/15/10                                                                      2,880,000

                Terex Corporation, Senior Subordinated Notes:
        3,000    8.875%, 4/01/08                                                                                          3,075,000
        2,000    10.375%, 4/01/11                                                                                         2,170,000

          199   Terex Corporation, Senior Subordinated Notes, Series D, 8.875%, 4/01/08                                     203,975

        2,100   United States Can Corporation, Second Priority Senior Secured Notes, 10.875%, 7/15/10                     2,094,750

------------------------------------------------------------------------------------------------------------------------------------
                LEISURE FACILITIES - 0.3%

        5,000   Intrawest Corporation, Senior Notes, 9.750%, 8/15/08                                                      5,250,000


------------------------------------------------------------------------------------------------------------------------------------
                MEDICAL PRODUCTS - 0.2%

        1,480   Iasis Healthcare Corporation, 13.000%, 10/15/09                                                           1,650,200

        2,455   Iasis Healthcare Corporation, Series 144A, 8.500%, 10/15/09                                               2,455,000


------------------------------------------------------------------------------------------------------------------------------------
                PAPER - 0.3%

        2,000   Georgia Pacific Corporation, Debentures, 7.700%, 6/15/15                                                  1,850,000

        5,000   Georgia Pacific Corporation, Notes, 8.125%, 5/15/11                                                       4,950,000


------------------------------------------------------------------------------------------------------------------------------------
                PUBLISHING & PRINTING - 0.8%

        2,000   American Media Operations Inc., 8.875%, 1/15/11                                                           2,135,000

        1,500   Mail-Well I Corporation, Senior Unsecured Notes, Series 144A, 9.625%, 3/15/12                             1,601,250

                Primedia Inc., Senior Notes:
        3,000    7.625%, 4/01/08                                                                                          2,955,000
        4,000    8.875%, 5/15/11                                                                                          4,110,000

        4,000   Vertis Inc., Senior Notes, Series 144A, 9.750%, 4/01/09                                                   4,150,000


                                       32

    PRINCIPAL                                                                                                                MARKET
  AMOUNT (000)  DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                REAL ESTATE - 1.6%

$       1,500   LNR Property Corporation, Senior Subordinated Notes, 10.500%, 1/15/09                                  $  1,620,000

       30,000   Mangrove Bay, Series 144A, Class 3, 6.102%, 7/15/33                                                      29,100,000


------------------------------------------------------------------------------------------------------------------------------------
                RETAIL - 0.6%

                Saks Inc., Notes:
        2,000    7.500%, 12/01/10                                                                                         2,030,000
        1,000    9.875%, 10/01/11                                                                                         1,120,000
        2,000    7.375%, 2/15/19                                                                                          1,870,000

        4,000   Toys R Us Inc., Notes, 7.875%, 4/15/13                                                                    4,004,544

        3,500   Williams Scotsman Inc., Senior Notes, 9.875%, 6/01/07                                                     3,403,750


------------------------------------------------------------------------------------------------------------------------------------
                RETAIL - SPECIAL - 0.2%

        4,000   Warnaco Inc., Senior Notes, Series 144A, 8.875%, 6/15/13                                                  4,180,000


------------------------------------------------------------------------------------------------------------------------------------
                SPECIALTY CHEMICALS - 0.2%

        2,500   OM Group Inc., 9.250%, 12/15/11                                                                           2,462,500

        1,500   United Industries Corporation, Senior Subordinate Notes, Series D, 9.875%, 4/01/09                        1,582,500


------------------------------------------------------------------------------------------------------------------------------------
                TELECOM - 0.4%

        5,000   Nextel Communications Inc., 7.375%, 8/01/15                                                               4,900,000

        3,000   Rural Cellular Corp, Series 144A, 9.875%, 2/01/10 (DD, settling 8/01/03)                                  2,850,000
------------------------------------------------------------------------------------------------------------------------------------
                Total Corporate Bonds (cost $213,218,633)                                                               208,654,385
                --------------------------------------------------------------------------------------------------------------------

                CAPITAL PREFERRED SECURITIES - 15.4% (15.0% OF TOTAL INVESTMENTS)

                BANKING - 5.8%

        2,183   BankAmerica Capital II, Series 2, 8.000%, 12/15/26                                                        2,345,110

        5,000   BankAmerica Institutional Trust, 8.070%, 12/31/26                                                         5,317,330

        2,600   BankAmerica Institutional Capital Trust, Series B, 7.700%, 12/31/26                                       2,773,420

        2,000   BankBoston Capital Trust I, Series B, 8.250%, 12/15/26                                                    2,149,986

        6,075   Bank One Capital III, 8.750%, 9/01/30                                                                     7,593,993

        4,000   BT Capital Trust B, Capital Securities, Series B, 7.900%, 1/15/27                                         4,139,064

        2,350   FBS Capital Trust I, 8.090%, 11/15/26                                                                     2,533,817

        3,775   First Chicago NBD Institutional Capital Trust, Series B, 7.750%, 12/01/26                                 3,928,741

        3,750   First Empire Capital Trust I, 8.234%, 2/01/27                                                             4,038,750

       10,000   First Empire Capital Trust II, 8.277%, 6/01/27                                                           10,819,800

        3,000   JPMorgan Chase Capital Trust II, 7.950%, 2/01/27                                                          3,137,802

       15,000   KeyCorp Institutional Capital Trust, Series A, 7.826%, 12/01/26                                          15,448,485

       18,060   Mellon Capital Trust I, Series A, 7.720%, 12/01/26                                                       18,942,737

       17,000   North Fork Capital Trust II, 8.000%, 12/15/27                                                            17,981,750

          500   PNC Institutional Capital Securities, 7.950%, 12/15/26                                                      525,693

        1,002   Republic New York Capital II, 7.530%, 12/04/26                                                            1,018,458

        9,000   State Street Institutional Capital Trust, Series 144A, 8.035%, 3/15/27                                    9,867,960


------------------------------------------------------------------------------------------------------------------------------------
                BANKING - FOREIGN - 5.4%

       20,000   Abbey National Capital Trust I, 8.963%, 6/30/20                                                          25,971,800

       29,075   Barclays Bank plc, Series 144A, 6.860%, 6/15/32                                                          30,506,653

       21,000   CBA Capital Trust I, 5.805%, 6/30/15 (DD, settling 8/06/03)                                              21,000,000

       20,000   HSBC Capital Funding LP, 10.176%, 6/30/30                                                                28,348,800


                                       33


                            Nuveen Preferred and Convertible Income Fund 2 (JQC) (continued)
                                    Portfolio of INVESTMENTS July 31, 2003
    PRINCIPAL                                                                                                                MARKET
  AMOUNT (000)  DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FINANCIAL - 0.2%

$       3,725   St. George Funding Company LLC, 8.485%, 6/30/07                                                        $  3,887,522


------------------------------------------------------------------------------------------------------------------------------------
                FINANCIAL - FOREIGN - 0.6%

       10,000   ING Capital Funding Trust III, 8.439%, 12/29/49                                                          11,868,390


------------------------------------------------------------------------------------------------------------------------------------
                GAS - 0.5%

       10,000   KN Capital Trust III, 7.630%, 4/15/28                                                                    10,396,900


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - FINANCIAL - 0.7%

       10,000   American General Capital II, 8.500%, 7/0/30                                                              12,525,500

          612   Berkeley Capital Trust, 8.197%, 12/20/45                                                                    595,493


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - LIFE - 0.3%

        5,000   American General Institutional Capital, Series 144A, 7.570%, 12/01/45                                     5,687,100


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - MULTILINE - 1.7%

       12,353   SAFECO Capital Trust I, 8.072%, 7/15/37                                                                  13,168,916

       19,513   Zurich Capital Trust I, 8.376%, 6/01/37                                                                  19,765,518


------------------------------------------------------------------------------------------------------------------------------------
                SAVINGS & LOAN - THRIFT - 0.2%

        3,365   Great Western Financial Trust II, Series A, 8.206%, 2/01/27                                               3,537,261
------------------------------------------------------------------------------------------------------------------------------------
                Total Capital Preferred Securities (cost $323,982,983)                                                  299,822,749
                --------------------------------------------------------------------------------------------------------------------

                CAPITAL PREFERRED - EURO-MARKET LISTED SECURITIES - 5.7% (5.6% OF TOTAL INVESTMENTS)

                BANKING - FOREIGN - 4.4%

        6,250   BNP Paribas Capital Trust, 7.200%, 6/30/07                                                                6,221,719

       28,750   C.A. Preferred Funding Trust, 7.000%, 1/30/09                                                            28,036,914

       25,750   HBOS Capital Funding LP, Notes, 6.850%, 3/23/09                                                          25,106,250

        7,000   Lloyds TSB Bank plc, Subordinate Notes, 6.900%, 11/22/07                                                  6,925,198

       21,250   RBS Capital Trust B, 6.800%, 3/31/08                                                                     20,854,006
------------------------------------------------------------------------------------------------------------------------------------

                FINANCIAL - FOREIGN - 1.3%

       24,850   Old Mutual Capital Funding, Notes, 8.000%, 12/22/08                                                      24,787,875
------------------------------------------------------------------------------------------------------------------------------------
                Total Capital Preferred - Euro-Market Listed Securities (cost $118,588,192)                             111,931,962
                --------------------------------------------------------------------------------------------------------------------

                U.S GOVERNMENT AND AGENCY OBLIGATIONS - 8.7% (8.5% OF TOTAL INVESTMENTS)

                AGENCY - 1.0%

       20,000   Fannie Mae, Benchmark Notes, 4.625%, 5/01/13                                                             18,679,720

------------------------------------------------------------------------------------------------------------------------------------
                U.S. TREASURY NOTES - 7.7%

                United States of America Treasury Notes:
       35,000    1.125%, 6/30/05                                                                                         34,595,325
       15,000    2.000%, 5/15/06                                                                                         14,910,945
       65,000    2.625%, 5/15/08                                                                                         63,116,040
       40,000    3.625%, 5/15/13                                                                                         37,331,275
------------------------------------------------------------------------------------------------------------------------------------
                Total U.S. Government and Agency Obligations (cost $175,320,015)                                        168,633,305
                --------------------------------------------------------------------------------------------------------------------


                                       34

    PRINCIPAL                                                                                                                MARKET
  AMOUNT (000)  DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 12.0% (11.7% OF TOTAL INVESTMENTS)

$     133,426   State Street Repurchase Agreement, 0.980%, date 7/31/03, due 8/01/03,                                  $133,426,000
                 repurchase price $133,429,632, collateralized by U.S. Treasury Bonds

       40,000   Citigroup Global Markets, Commercial Paper Notes, 1.030%, 8/06/03                                        39,994,278

       30,000   General Electric Company, Commercial Paper Notes, 1.000%, 8/06/03                                        29,995,833

       30,000   Prudential Funding LLC, Commercial Paper Notes, 0.980%, 8/06/03                                          29,995,917
------------------------------------------------------------------------------------------------------------------------------------
                Total Short-Term Investments (cost $233,412,028)                                                        233,412,028
                --------------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $2,064,602,975) - 102.3%                                                     1,994,532,849
                --------------------------------------------------------------------------------------------------------------------
                 Other Assets Less Liabilities - (2.3)%                                                                 (43,910,361)
                --------------------------------------------------------------------------------------------------------------------
                 Net Assets Applicable to Common Shares - 100%,                                                      $1,950,622,488
                ====================================================================================================================


                          (1) All percentages shown in the Portfolio of Investments
                              are based on net assets applicable to Common Shares
                              unless otherwise noted.

                          (a) Security is eligible for the Dividends Received
                              Deduction.

                      (CBTCS) Corporate Backed Trust Certificates.

                      (CORTS) Corporate Backed Trust Securities.

                      (LYONS) Liquid Yield Option Notes.

                      (PPLUS) PreferredPlus Trust.

                    (SATURNS) Structured Asset Trust Unit Repackaging.

                         (DD) Security purchased on a delayed delivery basis.

                                 See accompanying notes to financial statements.


                                       35

                            Statement of
                                 ASSETS AND LIABILITIES July 31, 2003

                                                                                                     PREFERRED AND    PREFERRED AND
                                                                                                       CONVERTIBLE      CONVERTIBLE
                                                                                                            INCOME         INCOME 2
                                                                                                             (JPC)            (JQC)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $2,110,905,064 and $2,064,602,975, respectively)                 $2,102,233,364   $1,994,532,849
Cash                                                                                                     2,728,809       17,433,873
Deposits with brokers for securities sold short                                                         18,574,722               --
Receivables:
   Dividends                                                                                             4,385,519        2,573,143
   Interest                                                                                             12,309,724       11,091,244
   Investments sold                                                                                     14,632,961       44,594,093
Other assets                                                                                                41,299               --
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                                   2,154,906,398    2,070,225,202
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Common stocks sold short, at value (proceeds $21,553,296 and $0, respectively)                          21,652,310               --
Payable for investments purchased                                                                       10,563,018      116,571,544
Accrued expenses:
   Management fees                                                                                         993,108          895,745
   Organization and offering costs                                                                         265,000        1,950,199
   Other                                                                                                   377,472          185,226
FundPreferred share dividends payable                                                                       72,634               --
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                                 33,923,542      119,602,714
------------------------------------------------------------------------------------------------------------------------------------
FundPreferred shares, at liquidation value                                                             708,000,000               --
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                                              $1,412,982,856   $1,950,622,488
====================================================================================================================================
Common shares outstanding                                                                              100,043,992      141,007,000
====================================================================================================================================
Net asset value per Common share outstanding (net assets applicable to
   Common shares, divided by Common shares outstanding)                                             $        14.12   $        13.83
====================================================================================================================================


NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                                                              $   1,000,440      $ 1,410,070
Paid-in surplus                                                                                      1,416,022,270    2,016,576,101
Undistributed (Over-distribution of) net investment income                                                (234,434)       5,445,706
Accumulated net realized gain (loss) from investments                                                    4,965,294       (2,739,263)
Net unrealized appreciation (depreciation) of investments                                               (8,770,714)     (70,070,126)
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                                              $1,412,982,856   $1,950,622,488
====================================================================================================================================
Authorized shares:
   Common                                                                                                Unlimited        Unlimited
   FundPreferred shares                                                                                  Unlimited        Unlimited
====================================================================================================================================


                                 See accompanying notes to financial statements.

                                       36

                            Statement of
                                  OPERATIONS
                                                                                                    PREFERRED AND    PREFERRED AND
                                                                                                     CONVERTIBLE      CONVERTIBLE
                                                                                                     INCOME (JPC)    INCOME 2 (JQC)
                                                                                                   ---------------  ----------------
                                                                                                    FOR THE PERIOD   FOR THE PERIOD
                                                                                                           3/26/03          6/30/03
                                                                                                     (COMMENCEMENT    (COMMENCEMENT
                                                                                                    OF OPERATIONS)   OF OPERATIONS)
                                                                                                   THROUGH 7/31/03  THROUGH 7/31/03
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends                                                                                              $17,184,696     $  2,701,887
Interest                                                                                                17,582,887        3,826,028
------------------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                 34,767,583        6,527,915
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                                          5,594,681        1,468,751
FundPreferred shares - auction fees                                                                        373,397               --
FundPreferred shares - dividend disbursing agent fees                                                        8,057               --
Shareholders' servicing agent fees and expenses                                                              3,564            1,001
Custodian's fees and expenses                                                                              160,135           46,957
Trustees' fees and expenses                                                                                 31,528            5,096
Professional fees                                                                                           55,486           22,594
Shareholders' reports - printing and mailing expenses                                                      162,280           97,782
Investor relations expense                                                                                  45,120           12,998
Other expenses                                                                                                 957               --
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement                                     6,435,205        1,655,179
  Custodian fee credit                                                                                     (13,395)             (67)
  Expense reimbursement                                                                                 (2,074,442)        (544,193)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                             4,347,368        1,110,919
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                   30,420,215        5,416,996
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from investments                                                                6,249,317       (2,710,553)
Change in net unrealized appreciation (depreciation) of investments                                     (8,770,714)     (70,070,126)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) from investments                                                                        (2,521,397)     (72,780,679)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO FUNDPREFERRED SHAREHOLDERS
From net investment income                                                                              (1,781,038)              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common shares from operations                       $26,117,780    $(67,363,683)
====================================================================================================================================


                                 See accompanying notes to financial statements.


                                       37


Statement of
          CHANGES IN NET ASSETS
                                                                                                    PREFERRED AND    PREFERRED AND
                                                                                                     CONVERTIBLE      CONVERTIBLE
                                                                                                     INCOME (JPC)    INCOME 2 (JQC)
                                                                                                   ---------------  ----------------
                                                                                                    FOR THE PERIOD   FOR THE PERIOD
                                                                                                           3/26/03          6/30/03
                                                                                                     (COMMENCEMENT    (COMMENCEMENT
                                                                                                    OF OPERATIONS)   OF OPERATIONS)
                                                                                                   THROUGH 7/31/03  THROUGH 7/31/03
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                                               $   30,420,215    $   5,416,996
Net realized gain (loss) from investments                                                                6,249,317       (2,710,553)
Change in net unrealized appreciation (depreciation) of investments                                     (8,770,714)     (70,070,126)
Distributions to FundPreferred shareholders from net investment income                                  (1,781,038)              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common shares
   from operations                                                                                      26,117,780      (67,363,683)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                                                             (30,157,634)              --
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares                                                                  1,430,942,591    2,017,885,896
   Net proceeds from shares issued to shareholders due to
   reinvestment of distributions                                                                           549,331               --
FundPreferred shares offering costs                                                                    (14,569,487)              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares from
   capital share transactions                                                                        1,416,922,435    2,017,885,896
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares                                               1,412,882,581    1,950,522,213
Net assets applicable to Common shares at the beginning of period                                          100,275          100,275
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares at the end of period                                         $1,412,982,856   $1,950,622,488
====================================================================================================================================
Undistributed (Over-distribution of) net investment income at the end of period                     $     (234,434)  $    5,445,706
====================================================================================================================================


                                 See accompanying notes to financial statements.


                                       38


                            Notes to
                                   FINANCIAL STATEMENTS

1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The Funds covered in this report and their corresponding Common share New York Stock Exchange symbols are Nuveen Preferred and Convertible Income Fund (JPC) and Nuveen Preferred and Convertible Income Fund 2 (JQC). The Funds are registered under the Investment Company Act of 1940, as amended, as diversified, closed-end management investment companies.

Prior to the commencement of operations of the Funds, each Fund had no operations other than those related to organizational matters, the initial capital contribution of $100,275 per Fund by Nuveen Institutional Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc., and the recording of the organization expenses ($11,500 per Fund) and their reimbursement by Nuveen Investments, LLC, also a wholly owned subsidiary of Nuveen Investments, Inc.

Each Fund seeks to provide high current income by investing primarily in a portfolio of preferred securities, convertible securities, and related instruments. Each Fund may also invest in other debt instruments and common stocks acquired upon conversion of a convertible security.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation

Exchange-listed securities are generally valued at the last sales price on the securities exchange on which such securities are primarily traded. Securities traded on a securities exchange for which there are no transactions on a given day or securities not listed on a securities exchange are valued at the mean of the closing bid and asked prices. Securities traded on Nasdaq are valued at the Nasdaq Official Closing Price. The prices of fixed-income securities are provided by a pricing service approved by the Funds' Board of Trustees and based on the mean between the bid and asked prices. When price quotes are not readily available, the pricing service establishes fair market value based on prices of comparable securities. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Trustees of the Funds, or its designee, may establish a fair value for the security. Short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At July 31, 2003, Preferred and Convertible Income 2 (JQC) had outstanding delayed delivery purchase commitments of $26,000,000.

Investment Income

Dividend income is recorded on the ex-dividend date. Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis.

Income Taxes

The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions to Common Shareholders

Dividends from net investment income are declared monthly. Net realized capital gains from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of net investment income and net realized capital gains, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

                            Notes to
                                FINANCIAL STATEMENTS (continued)



FundPreferred Shares

Preferred and Convertible Income (JPC) has issued and outstanding $25,000 stated value FundPreferred shares. The Fund's FundPreferred shares are issued in more than one Series. The dividend rate on each Series may change every seven days, as set pursuant to a dutch auction process by the auction agent, and is payable at or near the end of each rate period. The number of shares outstanding, by Series and in total, for the Fund is as follows:

                                                                       PREFERRED
                                                                             AND
                                                                     CONVERTIBLE
                                                                          INCOME
                                                                           (JPC)
--------------------------------------------------------------------------------
Number of shares:
   Series M                                                                4,720
   Series T                                                                4,720
   Series W                                                                4,720
   Series TH                                                               4,720
   Series F                                                                4,720
   Series F2                                                               4,720
--------------------------------------------------------------------------------
Total                                                                     28,320
================================================================================

Effective May 16, 2003, Preferred and Convertible Income (JPC) issued 4,720 Series M, 4,720 Series T, 4,720 Series W, 4,720 Series TH, 4,720 Series F, and 4,720 Series F2, $25,000 stated value FundPreferred shares.

Interest Rate Swap Transactions

The Funds are authorized to enter into hedging transactions, including interest rate swap transactions. The Funds may use interest rate swaps with the intent to reduce or eliminate the risk that an increase in short-term interest rates could have on Common share net earnings as a result of leverage. The Funds did not enter into any interest rate swap transactions during the fiscal year ended July 31, 2003.

Short Sales

The Funds may make short sales of securities if, at all times when a short position is open, the Funds own at least an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issuer as, and at least equal in amount to, the securities sold short.

The Funds will borrow the securities sold short from a broker-dealer through which the short sale is executed and the broker-dealer will deliver such securities, on behalf of the Funds, to the purchaser of such securities. Such broker-dealer will be entitled to retain the proceeds from the short sale until the Funds deliver to such broker-dealer the securities sold short. In addition, the Funds will be required to pay the broker-dealer the amount of any dividends or interest paid on securities sold short. Finally, to secure its obligation to deliver to such broker-dealer the securities sold short, the Funds have instructed the custodian to segregate assets in an equivalent amount of the securities sold short or securities convertible into or exchangeable for such securities without the payment of additional consideration.

Short sales may protect the Funds against the risk of losses in the value of their portfolio securities because any unrealized losses with respect to such portfolio securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gain in such portfolio securities should be wholly or partially offset by a corresponding loss in the short position. The extent to which such gains or losses are offset will depend upon the amount of securities sold short relative to the amount the Funds own, either directly or indirectly, and, in the case where the Funds own convertible securities, changes in the conversion premium. The Funds will incur transaction costs in connection with short sales.

Repurchase Agreements

In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Other Derivative Financial Instruments

The Funds may invest in options and futures contracts, credit derivative instruments, and currency exchange transactions for the purpose of hedging their portfolios. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the fiscal year ended July 31, 2003.

Offering Costs

Nuveen Investments, LLC has agreed to pay all Common share offering costs (other than the sales load) that exceed $.03 per Common share for Preferred and Convertible Income (JPC), and Preferred and Convertible Income 2 (JQC). Preferred and Convertible Income's (JPC), and Preferred and Convertible Income 2's (JQC) share of offering costs ($1,557,409, and $1,939,104, respectively) were recorded as a reduction of the proceeds from the sale of Common shares.

Costs incurred by Preferred and Convertible Income (JPC) in connection with its offering of FundPreferred shares ($14,569,487) was recorded as a reduction to paid-in surplus.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

Transactions in Common and FundPreferred shares were as follows:

                                                    PREFERRED        PREFERRED
                                                       AND             AND
                                                   CONVERTIBLE     CONVERTIBLE
                                                     INCOME         INCOME 2
                                                      (JPC)            (JQC)
                                                ---------------  ---------------
                                                        FOR THE          FOR THE
                                                 PERIOD 3/26/03   PERIOD 6/30/03
                                                  (COMMENCEMENT    (COMMENCEMENT
                                                 OF OPERATIONS)   OF OPERATIONS)
                                                THROUGH 7/31/03  THROUGH 7/31/03
--------------------------------------------------------------------------------
Common shares:
   Shares sold                                      100,000,000      141,000,000
   Shares issued to
     shareholders due to
     reinvestment of
     distributions                                       36,992               --
--------------------------------------------------------------------------------
                                                    100,036,992      141,000,000
================================================================================
FundPreferred shares sold                                28,320               --
================================================================================

                            Notes to
                                FINANCIAL STATEMENTS (continued)



3. SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investment securities and U.S. Government and agency obligations during the fiscal year ended July 31, 2003, were as follows:

                                                      PREFERRED        PREFERRED
                                                            AND              AND
                                                    CONVERTIBLE      CONVERTIBLE
                                                         INCOME         INCOME 2
                                                         (JPC)*          (JQC)**
--------------------------------------------------------------------------------
Purchases:
   Investment securities                         $2,289,974,517   $1,664,689,392
   U.S. Government and agency obligations            85,606,058      257,928,736
Sales and maturities:
   Investment securities                            214,586,604        8,609,965
   U.S. Government and agency obligations            88,036,199       80,167,684
================================================================================

 * For the period March 26, 2003 (commencement of operations) through 7/31/03. ** For the period June 30, 2003 (commencement of operations) through 7/31/03.

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis based on the information currently available to the Funds. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of income on certain securities, which are treated as debt securities for income tax purposes and equity securities for financial statement purposes, and timing differences in recognizing certain gains and losses on security transactions.

At July 31, 2003, the cost of investments were as follows:

                                                       PREFERRED       PREFERRED
                                                             AND             AND
                                                     CONVERTIBLE     CONVERTIBLE
                                                          INCOME        INCOME 2
                                                           (JPC)           (JQC)
--------------------------------------------------------------------------------
Cost of investments                               $2,091,713,385  $2,066,058,742
================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2003, were as follows:

                                                      PREFERRED       PREFERRED
                                                            AND             AND
                                                    CONVERTIBLE     CONVERTIBLE
                                                         INCOME        INCOME 2
                                                          (JPC)           (JQC)
-------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                    $ 43,078,395    $  4,759,934
   Depreciation                                     (54,210,726)    (76,285,827)
-------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
  on investments                                   $(11,132,331)   $(71,525,893)
===============================================================================

The tax components of undistributed net ordinary income and net realized gains at July 31, 2003, were as follows:

                                                          PREFERRED    PREFERRED
                                                                AND          AND
                                                        CONVERTIBLE  CONVERTIBLE
                                                             INCOME     INCOME 2
                                                              (JPC)        (JQC)
--------------------------------------------------------------------------------
Undistributed net ordinary income *                     $17,219,532   $5,712,249
Undistributed net long-term capital gains                        --           --
================================================================================

*Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended July 31, 2003, was designated for purposes of the dividends paid deduction as follows:

                                                          PREFERRED    PREFERRED
                                                                AND          AND
                                                        CONVERTIBLE  CONVERTIBLE
                                                             INCOME     INCOME 2
                                                              (JPC)        (JQC)
--------------------------------------------------------------------------------

Distributions from net ordinary income *                $21,811,614          $--
Distributions from net long-term capital gains                   --           --
================================================================================

*Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

The Preferred and Convertible Income 2 (JQC) has elected to defer net realized losses from investments incurred from November 1, 2002 through July 31, 2003 ("post-October losses") in accordance with Federal income tax regulations. The Fund has $1,550,040 of post-October losses that are treated as having arisen in the following fiscal year.

Calculation of certain of the amounts presented above (namely, undistributed net ordinary income for tax purposes) involves the application of complex aspects of the Internal Revenue Code to certain securities held by the Funds. In calculating the amount of taxable income derived from these securities, management made assumptions as to the correct tax treatment of those securities and made estimates about the tax characteristics of income received from those securities, based on information currently available to the Funds. The use of these assumptions and estimates will not affect the qualification of the Funds as regulated investment companies under Subchapter M of the Internal Revenue Code, nor is it expected that these assumptions and estimates will be used in computing taxable income for purposes of preparing the federal and state income and excise tax returns.

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under each Fund's investment management agreement with the Adviser, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon each Fund's average daily managed assets. "Managed Assets" means the average daily net assets of each Fund including assets attributable to FundPreferred shares and the principal amount of borrowings.

AVERAGE DAILY MANAGED ASSETS                                     MANAGEMENT FEE
--------------------------------------------------------------------------------
For the first $500 million                                                .9000%
For the next $500 million                                                 .8750
For the next $500 million                                                 .8500
For the next $500 million                                                 .8250
For Managed Assets over $2 billion                                        .8000
===============================================================================


The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser has entered into Sub-Advisory Agreements with Spectrum Asset Management, Inc. ("Spectrum"), and Froley, Revy Investment Co., Inc. (Froley, Revy). Spectrum manages the portion of the Fund's investment portfolio allocated to preferred securities while Froley, Revy manages the portion of the investment portfolio allocated to convertible securities. Spectrum and Foley, Revy are compensated for their services to the Funds from the management fee paid to the Adviser. The Adviser is responsible for the overall strategy and asset allocation decisions as well as managing the portion of the investment portfolio allocated to other debt securities.

The Funds pay no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Advisers.

                            Notes to
                                FINANCIAL STATEMENTS (continued)



For the first eight years of Preferred and Convertible Income's (JPC) operations, the Advisers have agreed to reimburse the Fund, as a percentage of average daily Managed Assets, for fees and expenses in the amounts, and for the time periods set forth below:

YEAR ENDING                                   YEAR ENDING
MARCH 31,                                       MARCH 31,
--------------------------------------------------------------------------------
2003*                       .32%                      2008                  .32%
2004                        .32                       2009                  .24
2005                        .32                       2010                  .16
2006                        .32                       2011                  .08
2007                        .32
================================================================================

*From the commencement of operations.

The Adviser has not agreed to reimburse Preferred and Convertible Income (JPC) for any portion of its fees and expenses beyond March 31, 2011.

For the first eight years of Preferred and Convertible Income 2's (JQC) operations, the Advisers have agreed to reimburse the Fund, as a percentage of average daily Managed Assets, for fees and expenses in the amounts, and for the time periods set forth below:

YEAR ENDING                                   YEAR ENDING
JUNE 30,                                         JUNE 30,
--------------------------------------------------------------------------------
2003*                       .32%                      2008                  .32%
2004                        .32                       2009                  .24
2005                        .32                       2010                  .16
2006                        .32                       2011                  .08
2007                        .32
================================================================================

*From the commencement of operations.

The Adviser has not agreed to reimburse Preferred and Convertible Income 2 (JQC) for any portion of its fees and expenses beyond June 30, 2011.

6. SUBSEQUENT EVENTS

FundPreferred Share Issuance

On August 15, 2003, Preferred and Convertible Income 2 (JQC) issued 3,860 $25,000 stated value FundPreferred shares per series for the following series:
M, M2, T, T2, W, W2, TH, TH2, F, and F2. Costs incurred by the Fund in connection with its offering of FundPreferred shares ($19,700,000) were recorded as a reduction to paid-in surplus.

Distributions to Common Shareholders

Preferred and Convertible Income (JPC) declared a $.1005 Common share dividend distribution from its net investment income which was paid on September 2, 2003, to shareholders of record on August 15, 2003.

Preferred and Convertible Income 2 (JQC) declared a $.0975 Common share dividend distribution from its net investment income which was paid on September 2, 2003, to shareholders of record on August 18, 2003.

                            Financial
                                  HIGHLIGHTS

                            Financial
                                  HIGHLIGHTS


Selected data for a Common share outstanding throughout each period:

                                                         Investment Operations                              Less Distributions
                                   ----------------------------------------------------------------  ------------------------------
                                                              Distributions   Distributions
                                                                   from Net            from                 Net
                        Beginning                       Net      Investment         Capital          Investment    Capital
                           Common                 Realized/       Income to        Gains to           Income to   Gains to
                            Share         Net    Unrealized   FundPreferred   FundPreferred              Common     Common
                        Net Asset  Investment    Investment          Share-          Share-              Share-     Share-
                            Value      Income   Gain (Loss)         holders+        holders+  Total     holders    holders    Total
====================================================================================================================================
PREFERRED AND
CONVERTIBLE INCOME
(JPC)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2003(a)                    $14.33        $.30        $(.02)           $(.02)            $--   $ .26       $(.30)       $--    $(.30)

PREFERRED AND
CONVERTIBLE INCOME 2
(JQC)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2003(b)                     14.33         .04        (.53)               --              --    (.49)         --         --       --
====================================================================================================================================

                                                                   Total Returns
                                                                 -----------------
                                                                             Based
                            Offering                                            on
                           Costs and       Ending                           Common
                           Preferred       Common                  Based     Share
                               Share        Share     Ending          on       Net
                        Underwriting    Net Asset     Market      Market     Asset
                           Discounts        Value      Value       Value**   Value**
====================================================================================
PREFERRED AND
CONVERTIBLE INCOME
(JPC)
------------------------------------------------------------------------------------
Year Ended 7/31:
2003(a)                        $(.17)      $14.12     $14.57        (.89)%     .58%

PREFERRED AND
CONVERTIBLE INCOME 2
(JQC)
------------------------------------------------------------------------------------
Year Ended 7/31:
2003(b)                         (.01)       13.83      14.69       (2.07)    (3.49)
====================================================================================

                                                     Ratios/Supplemental Data
                        ------------------------------------------------------------------------------------------------
                                         Before Credit/Reimbursement       After Credit/Reimbursement***
                                         ---------------------------     -------------------------------
                                                        Ratio of Net                        Ratio of Net
                                           Ratio of       Investment        Ratio of          Investment
                             Ending        Expenses        Income to        Expenses           Income to
                                Net      to Average          Average      to Average             Average
                             Assets      Net Assets       Net Assets      Net Assets          Net Assets
                         Applicable      Applicable       Applicable      Applicable          Applicable      Portfolio
                          to Common       to Common        to Common       to Common           to Common       Turnover
                        Shares (000)         Shares++         Shares++        Shares++            Shares++         Rate
========================================================================================================================
PREFERRED AND
CONVERTIBLE INCOME
(JPC)
------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2003(a)                  $1,412,983            1.29%*          5.67%*            .87%*              6.09%*           21%

PREFERRED AND
CONVERTIBLE INCOME 2
(JQC)
------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2003(b)                   1,950,622             .97*           2.86*             .65*               3.18*             5
========================================================================================================================

                          FundPreferred Shares at End of Period
                        -----------------------------------------
                          Aggregate     Liquidation
                             Amount      and Market         Asset
                        Outstanding           Value      Coverage
                               (000)      Per Share     Per Share
=================================================================
PREFERRED AND
CONVERTIBLE INCOME
(JPC)
-----------------------------------------------------------------
Year Ended 7/31:
2003(a)                    $708,000         $25,000       $74,893

PREFERRED AND
CONVERTIBLE INCOME 2
(JQC)
-----------------------------------------------------------------
Year Ended 7/31:
2003(b)                          --              --            --
=================================================================

*    Annualized.
**   Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Common Share Net Asset
     Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in Common share net asset value per share. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++   Ratios do not reflect the effect of dividend payments to FundPreferred shareholders; income ratios reflect income earned on assets attributable to
     FundPreferred shares.
(a)  For the period March 26, 2003 (commencement of operations) through July 31,
     2003.
(b)  For the period June 30, 2003 (commencement of operations) through July 31,
     2003.

                                 See accompanying notes to financial statements.

                                  46-47 SPREAD


                        Trustees
                               AND OFFICERS

The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board of
Trustees of the Funds. The number of trustees of the Funds is currently set at eight for Preferred and Convertible Income (JPC) and twelve for Preferred and
Convertible Income 2 (JQC). None of the trustees who are not "interested"
persons of the Funds has ever been a director or employee of, or consultant to,
Nuveen or its affiliates. The names and business addresses of the trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.
                                                                                                                        NUMBER OF
                                                                                                                        PORTFOLIOS
                                                                                                                        IN FUND
                                                                                                                        COMPLEX
                                                   YEAR FIRST     PRINCIPAL OCCUPATION(S)                               OVERSEEN
NAME, BIRTHDATE              POSITION(S) HELD      ELECTED OR     INCLUDING OTHER DIRECTORSHIPS                         BY
AND ADDRESS                  WITH THE FUNDS        APPOINTED(2)   DURING PAST 5 YEARS                                   TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

TRUSTEE WHO IS AN INTERESTED PERSON OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
Timothy R. Schwertfeger (1)  Chairman of the       1994           Chairman and Director (since 1996) of Nuveen             140
3/28/49                      Board and                            Investments, Inc. and Nuveen Investments, LLC;
333 W. Wacker Drive          Trustee                              Director (since 1992) and Chairman (since 1996) of
Chicago, IL 60606                                                 Nuveen Advisory Corp. and Nuveen Institutional
                                                                  Advisory Corp.; Chairman and Director (since 1997)
                                                                  of Nuveen Asset Management, Inc.; Director (since 1996)
                                                                  of Institutional Capital Corporation; Chairman and Director
                                                                  (since 1999) of Rittenhouse Asset Management, Inc.;
                                                                  Chairman of Nuveen Investments Advisers Inc. (since 2002).

TRUSTEES WHO ARE NOT INTERESTED PERSONS OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
William E. Bennett           Trustee               2001           Private Investor; previously, President and Chief        140
10/16/46                                                          Executive Officer, Draper & Kramer, Inc., a private
333 W. Wacker Drive                                               company that handles mortgage banking, real estate
Chicago, IL 60606                                                 development, pension advisory and real estate management
                                                                  (1995-1998). Prior thereto, Executive Vice President and
                                                                  Chief Credit Officer of First Chicago Corporation
                                                                  and its principal subsidiary, The First National
                                                                  Bank of Chicago.

------------------------------------------------------------------------------------------------------------------------------------
Robert P. Bremner            Trustee(3)            1997           Private Investor and Management Consultant.              134
8/22/40
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Lawrence H. Brown            Trustee(3)            1993           Retired (since 1989) as Senior Vice President of The     134
7/29/34                                                           Northern Trust Company; Director of the United Way of
333 W. Wacker Drive                                               Highland Park-Highwood (since 2002).
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Jack B. Evans                Trustee               1999           President, The Hall-Perrine Foundation, a private        70
10/22/48                                                          philanthropic corporation (since 1996); Director,
333 W. Wacker Drive                                               Alliant Energy; Director and Vice Chairman, United
Chicago, IL 60606                                                 Fire & Casualty Company; Director, Federal Reserve Bank
                                                                  of Chicago; formerly, President and Chief Operating
                                                                  Officer, SCI Financial Group, Inc., a regional financial
                                                                  services firm.

------------------------------------------------------------------------------------------------------------------------------------
Anne E. Impellizzeri         Trustee(3)            1994           Retired, formerly, Executive Director (since 1998)       134
1/26/33                                                           of Manitoga/The Russel Wright Design Center; prior
333 W. Wacker Drive                                               thereto, President and Chief Executive Officer of
Chicago, IL 60606                                                 Blanton-Peale Institute (since 1990); prior thereto,
                                                                  Vice President, Metropolitan Life Insurance Co.

------------------------------------------------------------------------------------------------------------------------------------
William L. Kissick           Trustee               1992           Professor Emeritus, School of Medicine and the Wharton   70
7/29/32                                                           School of Management and former Chairman, Leonard Davis
333 W. Wacker Drive                                               Institute of Health Economics, University of
Chicago, IL 60606                                                 Pennsylvania; Adjunct Professor, Health Policy and
                                                                  Management, Yale University.

------------------------------------------------------------------------------------------------------------------------------------
Thomas E. Leafstrand         Trustee               1992           Retired; previously, Vice President in charge of         70
11/11/31                                                          Municipal Underwriting and Dealer Sales at The
333 W. Wacker Drive                                               Northern Trust Company.
Chicago, IL 60606


                                       48

                                                                                                                        NUMBER OF
                                                                                                                        PORTFOLIOS
                                                                                                                        IN FUND
                                                                                                                        COMPLEX
                                                   YEAR FIRST     PRINCIPAL OCCUPATION(S)                               OVERSEEN
NAME, BIRTHDATE              POSITION(S) HELD      ELECTED OR     INCLUDING OTHER DIRECTORSHIPS                         BY
AND ADDRESS                  WITH THE FUNDS        APPOINTED(2)   DURING PAST 5 YEARS                                   TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

TRUSTEES WHO ARE NOT INTERESTED PERSONS OF THE FUNDS (CONTINUED):

------------------------------------------------------------------------------------------------------------------------------------
Peter R. Sawers              Trustee(3)            1991           Adjunct Professor of Business and Economics, University  134
4/3/33                                                            of Dubuque, Iowa; formerly (1991-2000) Adjunct Professor,
333 W. Wacker Drive                                               Lake Forest Graduate School of Management, Lake Forest,
Chicago, IL 60606                                                 Illinois; prior thereto, Executive Director, Towers
                                                                  Perrin Australia, a management consulting firm;
                                                                  Chartered Financial Analyst; Certified Management
                                                                  Consultant; Director, Executive Service Corps of
                                                                  Chicago, a not-for-profit organization.

------------------------------------------------------------------------------------------------------------------------------------
William J. Schneider         Trustee(3)            1997           Senior Partner and Chief Operating Officer,              134
9/24/44                                                           Miller-Valentine Group, Vice President,
333 W. Wacker Drive                                               Miller-Valentine Realty, a construction company; Chair,
Chicago, IL 60606                                                 MiamiValley Hospital; Chair, Dayton Development
                                                                  Coalition; formerly, Member, Community Advisory
                                                                  Board, National City Bank, Dayton, Ohio and
                                                                  Business Advisory Council, Cleveland Federal
                                                                  Reserve Bank.

------------------------------------------------------------------------------------------------------------------------------------
Judith M. Stockdale          Trustee(3)            1997           Executive Director, Gaylord and Dorothy Donnelley       134
12/29/47                                                          Foundation (since 1994); prior thereto, Executive
333 W. Wacker Drive                                               Director, Great Lakes Protection Fund (from 1990
Chicago, IL 60606                                                 to 1994).

------------------------------------------------------------------------------------------------------------------------------------
Sheila W. Wellington         Trustee               1994           President (since 1993) of Catalyst (a not-for-profit     70
2/24/32                                                           organization focusing on women's leadership development
333 W. Wacker Drive                                               in business and the professions).
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------


                                                                                                                        NUMBER OF
                                                                                                                        PORTFOLIOS
                                                                                                                        IN FUND
                                                                                                                        COMPLEX
                                                   YEAR FIRST                                                           OVERSEEN
NAME, BIRTHDATE              POSITION(S) HELD      ELECTED OR     PRINCIPAL OCCUPATION(S)                               BY
AND ADDRESS                  WITH THE FUNDS        APPOINTED (4)  DURING PAST 5 YEARS                                   OFFICER
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
Gifford R. Zimmerman         Chief                 1988           Managing Director (since 2002), Assistant Secretary      140
9/9/56                       Administrative                       and Associate General Counsel, formerly, Vice President
333 W. Wacker Drive          Officer                              and Assistant General Counsel of Nuveen Investments, LLC;
Chicago, IL 60606                                                 Managing Director (since 2002), General Counsel and
                                                                  Assistant Secretary, formerly, Vice President of Nuveen
                                                                  Advisory Corp. and Nuveen Institutional Advisory Corp.;
                                                                  Managing Director (since 2002), Assistant Secretary and
                                                                  Associate General Counsel, formerly, Vice President
                                                                  (since 2000), of Nuveen Asset Management, Inc.; Assistant
                                                                  Secretary of Nuveen Investments, Inc. (since 1994);
                                                                  Assistant Secretary of NWQ Investment Management
                                                                  Company, LLC (since 2002); Vice President and
                                                                  Assistant Secretary of Nuveen Investments Advisers Inc.
                                                                  (since 2002); Managing Director, Associate General
                                                                  Counsel and Assistant Secretary of Rittenhouse Asset
                                                                  Management, Inc. (since May 2003); Chartered
                                                                  Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Michael T. Atkinson          Vice President        2000           Vice President (since 2002), formerly, Assistant         140
2/3/66                       and Assistant                        Vice President (since 2000), previously, Associate of
333 W. Wacker Drive          Secretary                            Nuveen Investments, LLC.
Chicago, IL 60606


                                       49


                        Trustees
                              AND OFFICERS (CONTINUED)

                                                                                                                        NUMBER OF
                                                                                                                        PORTFOLIOS
                                                                                                                        IN FUND
                                                                                                                        COMPLEX
                                                   YEAR FIRST                                                           OVERSEEN
NAME, BIRTHDATE              POSITION(S) HELD      ELECTED OR     PRINCIPAL OCCUPATION(S)                               BY
AND ADDRESS                  WITH THE FUNDS        APPOINTED (4)  DURING PAST 5 YEARS                                   OFFICER
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS OF THE FUNDS (CONTINUED):

------------------------------------------------------------------------------------------------------------------------------------
Peter H. D'Arrigo            Vice President        1999           Vice President of Nuveen Investments, LLC (since 1999),  140
11/28/67                     and Treasurer                        prior thereto, Assistant Vice President (since 1997);
333 W. Wacker Drive                                               Vice President and Treasurer of Nuveen Investments,
Chicago, IL 60606                                                 Inc. (since 1999); Vice President and Treasurer of
                                                                  Nuveen Advisory Corp. and Nuveen Institutional
                                                                  Advisory Corp. (since 1999); Vice President and
                                                                  Treasurer of Nuveen Asset Management, Inc. (since
                                                                  2002) and of Nuveen Investments Advisers Inc.
                                                                  (since 2002); Assistant Treasurer of NWQ Investment
                                                                  Management Company, LLC (since 2002); Chartered
                                                                  Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Susan M. DeSanto             Vice President        2001           Vice President of Nuveen Advisory Corp. (since 2001);    140
9/8/54                                                            previously, Vice President of Van Kampen Investment
333 W. Wacker Drive                                               Advisory Corp. (since 1998); Vice President of Nuveen
Chicago, IL 60606                                                 Institutional Advisory Corp. (since 2002);
                                                                  prior thereto, Assistant Vice President of
                                                                  Van Kampen Investment Advisory Corp. (since 1994).

------------------------------------------------------------------------------------------------------------------------------------
Jessica R. Droeger           Vice President        2000           Vice President (since 2002) and Assistant General        140
9/24/64                      and Secretary                        Counsel (since 1998); formerly, Assistant Vice
333 W. Wacker Drive                                               President (since 1998) of Nuveen Investments, LLC;
Chicago, IL 60606                                                 Vice President (since 2002) and Assistant Secretary
                                                                  (since 1998), formerly Assistant Vice President of
                                                                  Nuveen Advisory Corp. and Nuveen Institutional
                                                                  Advisory Corp.

------------------------------------------------------------------------------------------------------------------------------------
Lorna C. Ferguson            Vice President        1998           Vice President of Nuveen Investments, LLC; Vice          140
10/24/45                                                          President (since 1998) of Nuveen Advisory Corp. and
333 W. Wacker Drive                                               Nuveen Institutional Advisory Corp.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
William M. Fitzgerald        Vice President        1995           Managing Director (since 2002) of Nuveen Investments,    140
3/2/64                                                            LLC; Managing Director (since 2001), formerly Vice
333 W. Wacker Drive                                               President of Nuveen Advisory Corp. and Nuveen
Chicago, IL 60606                                                 Institutional Advisory Corp. (since 1995); Managing
                                                                  Director of Nuveen Asset Management, Inc. (since 2001);
                                                                  Vice President of Nuveen Investment Advisers Inc.
                                                                  (since 2002); Chartered Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Stephen D. Foy               Vice President        1998           Vice President (since 1993) and Funds Controller (since  140
5/31/54                      and Controller                       1998) of Nuveen Investments, LLC and Vice President and
333 W. Wacker Drive                                               Funds Controller (since 1998) of Nuveen Investments,
Chicago, IL 60606                                                 Inc.; Certified Public Accountant.

------------------------------------------------------------------------------------------------------------------------------------
David J. Lamb                Vice President        2000           Vice President (since 2000) of Nuveen Investments, LLC,  140
3/22/63                                                           previously Assistant Vice President (since 1999); prior
333 W. Wacker Drive                                               thereto, Associate of Nuveen Investments, LLC; Certified
Chicago, IL 60606                                                 Public Accountant.

------------------------------------------------------------------------------------------------------------------------------------
Tina M. Lazar                Vice President        2002           Vice President (since 1999), previously, Assistant Vice  140
8/27/61                                                           President (since 1993) of Nuveen Investments, LLC.
333 W. Wacker Drive
Chicago, IL 60606


                                       50

                                                                                                                        NUMBER OF
                                                                                                                        PORTFOLIOS
                                                                                                                        IN FUND
                                                                                                                        COMPLEX
                                                   YEAR FIRST                                                           OVERSEEN
NAME, BIRTHDATE              POSITION(S) HELD      ELECTED OR     PRINCIPAL OCCUPATION(S)                               BY
AND ADDRESS                  WITH THE FUNDS        APPOINTED (4)  DURING PAST 5 YEARS                                   OFFICER
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
Larry W. Martin              Vice President        1988           Vice President, Assistant Secretary and Assistant        140
7/27/51                      and Assistant                        General Counsel of Nuveen Investments, LLC; Vice
333 W. Wacker Drive          Secretary                            President and Assistant Secretary of Nuveen Advisory
Chicago, IL 60606                                                 Corp. and Nuveen Institutional Advisory Corp.; Assistant
                                                                  Secretary of Nuveen Investments, Inc. and (since
                                                                  1997) Nuveen Asset Management, Inc.; Vice President
                                                                  (since 2000), Assistant Secretary and Assistant
                                                                  General Counsel (since 1998) of Rittenhouse Asset
                                                                  Management, Inc.; Vice President and Assistant
                                                                  Secretary of Nuveen Investments Advisers Inc.
                                                                  (since 2002); Assistant Secretary of NWQ Investment
                                                                  Management Company, LLC (since 2002).

------------------------------------------------------------------------------------------------------------------------------------
Edward F. Neild, IV          Vice President        1996           Managing Director (since 2002) of Nuveen Investments,    140
7/7/65                                                            LLC; Managing Director (since 1997), formerly Vice
333 W. Wacker Drive                                               President (since 1996) of Nuveen Advisory Corp. and
Chicago, IL 60606                                                 Nuveen Institutional Advisory Corp.; Managing Director
                                                                  of Nuveen Asset Management, Inc. (since 1999).
                                                                  Chartered Financial Analyst.


(1) Mr. Schwertfeger is an "interested person" of the Funds, as defined in the Investment Company Act of 1940, because he is an officer and trustee of the Adviser.

(2) Trustees serve a one-year term until his/her successor is elected. The year first elected or appointed represents the year in which the Trustee was first elected or appointed to any fund in the Nuveen Complex.

(3) Trustees of Preferred and Convertible Income 2 (JQC) only.

(4) Officers serve a one-year term through July of each year. The year first elected or appointed represents the year in which the Officer was first elected or appointed to any fund in the Nuveen Complex.

                             Build Your Wealth
                                   AUTOMATICALLY

SIDEBAR TEXT: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.



NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power compounding. It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at 95% of the then-current market price or at net asset value, whichever is higher. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBILITY

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Fund
  INFORMATION

JPC BOARD OF TRUSTEES
William E. Bennett
Jack B. Evans
William L. Kissick
Thomas E. Leafstrand
Timothy R. Schwertfeger
Sheila W. Wellington

JQC BOARD OF TRUSTEES
William E. Bennett
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
Anne E. Impellizzeri
William L. Kissick
Thomas E. Leafstrand
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Sheila W. Wellington

FUND MANAGER
Nuveen Institutional
Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

SUB-ADVISERS
Spectrum Asset
Management, Inc.
4 High Ridge Park
Stamford, CT 06905

Froley, Revy Investment Co., Inc.
10900 Wilshire Boulevard
Los Angeles, CA 90024

CUSTODIAN
State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT AUDITORS
Ernst & Young LLP
Chicago, IL



GLOSSARY OF TERMS USED IN THIS REPORT

Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return (including change in NAV and reinvested dividends) that would have been necessary on an annual basis to equal the investment's actual performance over the time period being considered.

Net Asset Value (NAV): A fund's NAV is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

---------
Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the fiscal year ended July 31, 2003. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

                Serving Investors
                          FOR GENERATIONS

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

Managing $80 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at
(800) 257-8787. Please read the information carefully before you invest.


Distributed by

NUVEEN INVESTMENTS, LLC | 333 West Wacker Drive | Chicago, Illinois 60606 | www.nuveen.com



EAN-E-0703D

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. The registrant has posted such code of ethics on its website at www.nuveen.com/etf.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of directors has determined that the registrant has at least one "audit committee financial expert" (as defined in Item 3 of Form N-CSR) serving on its audit committee. The registrant's audit committee financial expert is William E. Bennett, who is "independent" for purposes of
Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

The registrant has adopted the proxy voting policies and procedures of its Sub-Advisers as described below.

Spectrum Asset Management: Spectrum's policies seek to ensure that proxies are voted solely in the best economic interests of the registrant and without undue influence from parties that may have an economic interest in the outcome of a proxy vote. Spectrum classifies proxy voting into three broad categories:
Routine Administrative Items, Special Interest Issues, and Issues Having the Potential for Significant Economic Impact. Once it has analyzed and identified each issue as belonging in a particular category, Spectrum will cast the client's vote in accordance with the guidelines developed for that particular category.

On any ocassion when a proxy vote presents a potential conflict of interest, Spectrum will review the matter and disclose the conflict to the client(s) to obtain prior to voting.

Froley, Revy Investment Co.: Froley, Revy has adopted a proxy voting policy which requires that proxies be voted in the best ultimate long-term economic interests of the Fund. Froley, Revy's primary consideration in deciding how to vote a proxy is the ultimate eceonomic impact of a proxy proposal on the value of the comapny's stock based on Froley, Revy's independent analysis of the Stock's investment considerations.

Froley, Revy utilizes a proxy committee made up of portfolio managers and research analysts. With respect to each proxy issue, the committee will analyze the economic impact on the company of voting in favor or against the proposal. Where proxy voting involves a potential conflict of interests, the committee shall disclose its conflict to the client and allow the client an opportunity to approve the recommended vote based upon the committee's communicated rationale.

Symphony Asset Management: Symphony uses the services of Institutional Shareholder Services ("ISS"), an independent proxy voting service, which handles all proxy voting for Symphony client accounts, including the registrant. The proxy voting policies and procedures of ISS are reviewed and approved each year by Symphony.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because posted on registrant's website.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certification required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Preferred and Convertible Income Fund
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: October 8, 2003
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (Principal Executive Officer)

Date: October 8, 2003
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (Principal Financial Officer)

Date: October 8, 2003
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.